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AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 14, 2008

REGISTRATION NOS. 333-149779
811-21757

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1 A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

POST-EFFECTIVE AMENDMENT NO. 1

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

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AMERICAN INDEPENDENCE FUNDS TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 488-1331

ERIC RUBIN, PRESIDENT
AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

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COPIES TO:	JON RAND, ESQ.
DECHERT LLP
30 ROCKEFELLER PLAZA
NEW YORK, NY 10112-2200

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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

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[	] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

[	] ONE (DATE) PURSUANT TO PARAGRAPH (b)

[X] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) (1)

[	] ON (DATE) PURSUANT TO PARAGRAPH (A) (1)

[	] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) (2)

[	] ON (DATE) PURSUANT TO PARAGRAPH (a) (2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[	] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

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COMBINED PROXY STATEMENT OF
FFTW FUNDS, INC.

on behalf of its Series:

LIMITED DURATION PORTFOLIO
ADVISOR CLASS

The address and telephone number of the FFTW Funds is:
200 Park Avenue, New York, NY 10166
(800) 247-0473

AMERICAN INDEPENDENCE FUNDS TRUST

on behalf of its Series:

PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF
SHORT-TERM BOND FUND

The address and telephone number of the American Independence Funds is:
335 Madison Avenue, Mezzanine, New York, NY 10017
1-888-266-8787

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

SCHEDULED FOR MAY 16, 2008

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To the Shareholders of the FFTW Limited Duration Portfolio:

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     A special meeting of shareholders (the “Meeting”) for the Limited Duration Portfolio will be held at the offices of Fischer Francis Trees & Watts, 200 Park Avenue, New York, NY 10166, on May 16, 2008 at 10:00 a.m., local time, to consider the following:

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1.

With respect to the Limited Duration Portfolio, a proposal to approve an Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization the Limited Duration Portfolio will transfer all of its assets to the American Independence Short-Term Bond Fund, a series of an investment company managed by American Independence Financial Services, LLC (“AIFS”), in exchange for Institutional Class (“Class I”) shares of the American Independence Short-Term Bond Fund. Class I shares of the American Independence Short-Term Bond Fund will be distributed to the FFTW Limited Duration Portfolio’s shareholders in proportion to their corresponding Advisor Class share holdings on the reorganization date. The American Independence Short-Term Bond Fund will assume your FFTW Limited Duration Portfolio’s liabilities that are included in the calculation of your FFTW Limited Duration Portfolio’s net asset value on the closing date of the reorganization. The American Independence Short-Term Bond Fund is an existing mutual fund with a substantially similar investment objective and similar investment policies as your FFTW Limited Duration Portfolio. As a result of the reorganization, you will become shareholders of the American Independence Short-Term Bond Fund. Your Board of Directors recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the Meeting.

     Shareholders of record as of the close of business on March 20, 2008, are entitled to vote at the Meeting and any related follow-up meetings. If you attend the meeting, you may vote your shares in person. Even if you do not attend the Meeting, you may authorize your proxy by completing, signing and returning the enclosed proxy card by mail using the postage-paid envelope provided.

     Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, your FFTW Limited Duration Portfolio may be required to make additional solicitations.

By order of the Board of Directors

Steven Casper
President and Chief Executive Officer
FFTW Funds, Inc.

COMBINED PROXY STATEMENT/PROSPECTUS RELATING TO THE ACQUISITION THE ASSETS OF FFTW LIMITED DURATION PORTFOLIO A SERIES OF THE FFTW FUNDS, INC:

The address and telephone number of the FFTW Funds, Inc. is:
200 Park Avenue, New York, NY 10166
(800) 247-0473

BY AND IN EXCHANGE FOR SHARES OF BENEFICIAL INTEREST OF

AMERICAN INDEPENDENCE SHORT-TERM BOND FUND

A series of the American Independence Funds Trust

(“Short-Term Bond Fund” or “Acquiring Fund”)

The address and telephone number of the American Independence Funds Trust is:
335 Madison Avenue, Mezzanine, New York, NY 10017
1-888-266-8787

     THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     An investment in the FFTW Limited Duration Portfolio or American Independence Short-Term Bond Fund (each sometimes referred to herein as a “Fund”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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     This combined proxy statement and prospectus (the “Proxy Statement/Prospectus”), dated May 16, 2008, is being furnished to shareholders of the FFTW Limited Duration Portfolio in connection with the solicitation by the Board of Directors (the “Board”, or the “Directors”) of the FFTW Funds, Inc. (FFTW Funds) of proxies to be used at a meeting of shareholders of the FFTW Limited Duration Portfolio (the “Meeting”) to be held at the offices of Fischer Francis Trees & Watts, 200 Park Avenue, New York, NY 10166 on May 16, 2008 at 10:00 a.m., local time. The FFTW Limited Duration Portfolio is a series of the FFTW Funds, an open-end management investment company organized as a Maryland corporation. The American Independence Short-Term Bond Fund is a series of American Independence Funds Trust, an open-end management investment company, organized as a Delaware statutory trust.

     The Proxy Statement/Prospectus contains information you should know before voting on the approval of a proposed Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of the FFTW Limited Duration Portfolio into the American Independence Short-Term Bond Fund (the “Reorganization”). You should read carefully the specific discussion regarding the Reorganization. Shareholders of the FFTW Limited Duration Portfolio are being asked to approve the Reorganization that will result in a transaction in which the FFTW Limited Duration Portfolio shareholders will hold shares of the American Independence Short-Term Bond Fund.

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     The Proxy Statement/Prospectus sets forth the information about the American Independence Short-Term Bond Fund that a prospective investor should know before investing and should be retained for future reference. Additional information on the Acquiring Fund has been filed with the SEC, is incorporated by reference, and is available upon oral or written request and without charge.

     You may copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. See “Where to Get More Information.”

Where to Get More Information

The FFTW Funds’ prospectus dated April 30, 2008, as	Available to you free of charge by calling 1-800-247-0473
amended May 1, 2008	or visiting the website at www.fftw.com. Each prospectus
is also on file with the SEC.
The FFTW Funds’ Statement of Additional Information	Available to you free of charge by calling 1-800-247-0473
dated April 30, 2008 as amended May 1, 2008.	or visiting the website at www.fftw.com. Each statement
of additional information is also on file with the SEC.
The FFTW Funds’ annual report dated December 31,	Available to you free of charge by calling 1-800-247-0473
2007 and semiannual report dated June 30, 2007.	or visiting the website at www.fftw.com. Also on file with
the SEC. See “Available Information.”
The American Independence Funds’ current prospectus	Available to you free of charge by calling 1-888-266-8787
dated March 1, 2008.	or visiting the web site, www.aifunds.com. These
prospectuses and reports are also on file with the SEC.
The American Independence Funds’ annual report dated	Available to you free of charge by calling 1-888-266-8787
October 31, 2007 and semiannual report dated April 30,	or visiting the web site, www.aifunds.com. These
2007.	prospectuses and reports are also on file with the SEC.
A statement of additional information for this joint Proxy	Available to you free of charge by calling 1-888-266-
Statement/Prospectus (the “SAI”), dated March 1, 2008. It	8787. Also on file with the SEC. This SAI is incorporated
contains additional information about the American	by reference into this Proxy Statement/Prospectus.
Independence Funds.
To ask questions about this Proxy Statement/ Prospectus.	Call the American Independence Fund’s telephone
number: 1-646-747-3477.

Background to the Reorganizations

     Fischer Francis Trees & Watts, Inc. (“FFTW”) has served as investment adviser to the FFTW Funds, Inc. (FFTW Funds) and the Limited Duration Portfolio (the “Portfolio”) since its inception. Recently, FFTW engaged in a strategic review of its business lines to determine which of its activities are most closely aligned with servicing its clients. FFTW also reviewed the continuing and long-term requirements with respect to its mutual fund business. While the FFTW Funds have consistently served the needs of its clients, FFTW has determined that continuing to act as the primary investment adviser to the FFTW Funds is not necessary to continue to provide its clients with Wealth Management services (including the Fund) or a core business that FFTW intends to continue. Following the completion of its strategic review and after discussing its review of the FFTW Funds with the Board of Directors of the FFTW Funds (the “Directors”), FFTW began discussions with potential successors of the FFTW Funds. The Directors asked its counsel to advise in this process.

     In meetings held on November 28, 2007, FFTW discussed its progress with the Directors. At a meeting held on January 8, 2008, FFTW informed the Directors that they had reached a tentative Agreement and Plan of Reorganization whereby the Limited Duration Portfolio would be reorganized into the American Independence Short-Term Bond Fund (the “Fund”). The Fund would be managed by American Independence Financial Services, LLC (“AIFS”) while Fischer Francis Trees & Watts, Inc.; Fischer Francis Trees & Watts; Fischer Francis Trees & Watts PTE Ltd; and Fischer Francis Trees & Watts, Ltd Kabushiki Kaisha (collectively referred to as “FFTW and affiliates") would retain day to day investment decisions as sub-adviser to the Fund along with American Independence Financial Counselors, LLC (“AIFC”), the Fund’s current sub-adviser. In addition, the FFTW Board of Directors negotiated lower contractual fees for a period of five years; thereby lowering the expense ratio of the current Portfolio. As part of its review of the various alternatives, the Directors received and evaluated materials regarding AIFS and the American Independence Funds, including the expense structure, the impact of the proposed Reorganizations on the FFTW shareholders, the quality of the services offered by AIFS, and the increased number of investment offerings. The Directors also considered other alternatives for the ongoing management of the FFTW Funds. At the meeting on November 28, 2007, the Directors met with representatives of AIFS and FFTW. In addition to these general factors, the Directors also considered the factors discussed below in the context of the Reorganization. At the meeting on November 28, 2007, all of the Directors who are not interested persons of the FFTW Funds (the “Independent Directors”) met separately in executive session with counsel to the Independent Directors and requested and received such information from AIFS and the American Independence Funds as they determined to be necessary and appropriate to evaluate the proposed Reorganization including the higher management fee and higher gross expense ratio. On January 8, 2008, the Directors, including all of the Independent Directors, unanimously voted to approve the Reorganization. In approving the Reorganizations, the Directors, including the Independent Directors, determined that the Reorganization was in the best interests of the FFTW shareholders and that the interests of existing FFTW shareholders will not be diluted as a result of the Reorganization.

     Subject to the approval of the shareholders of the FFTW Limited Duration Portfolio, the Agreement and Plan of Reorganization provides for:

  the transfer all of the assets of FFTW Limited Duration Portfolio to the American Independence Short-Term Bond Fund, a series of an investment company managed by AIFS, in exchange for Institutional Class (“Class I”) shares of the American Independence Short-Term Bond Fund;

  the Short-Term Bond Fund will issue Institutional Class Shares to the Limited Duration Portfolio in an amount equal to the aggregate net asset value of the Limited Duration Portfolio. Such shares will be distributed upon liquidation of the Limited Duration Portfolio to its shareholders in proportion to the relative net asset value of their share holdings on the Closing Date;

  the assumption of FFTW Limited Duration Portfolio’s liabilities included in the calculation of its net asset value on the closing date of the reorganization by the American Independence Short-Term Bond Fund; and

  the subsequent liquidation and dissolution of the FFTW Limited Duration Portfolio.

     The American Independence Short-Term Bond Fund is an existing mutual fund with a substantially similar investment objective and similar investment policies as your FFTW Limited Duration Portfolio. If you approve the reorganization, you will become shareholders of the American Independence Short-Term Bond Fund.

     AIFS believes that it can offer capable management and favorable long-term investment performance to the FFTW shareholders. The American Independence Funds also offer a broader product array and enhanced services. AIFS believes that it can increase distribution capabilities and offer the potential for increased economies of scale. Increased economies of scale have the potential of benefiting the shareholders of your FFTW Funds and the American Independence Funds by spreading fixed costs over a larger asset base and reducing expenses on a per share basis. There can be no assurance that such economies of scale will be realized. However, by making contractual expense waivers, the net expense ratio of the American Independence Short-Term Bond Fund will be lower than the current expense levels of the FFTW Limited Duration Portfolio for five years.

Why the Directors Are Recommending the Reorganizations

     The Directors believe that reorganizing your Limited Duration Portfolio into the Short-Term Bond Fund with a substantially similar investment objective and similar investment policies will offer additional potential benefits of being a shareholder of the American Independence family of funds. These potential benefits and considerations include:

  FFTW has determined that engaging in the business of being the primary investment adviser to the FFTW Funds is not a core business. FFTW and affiliates will remain as sub-advisers to the Fund and continue the day to day management of the Fund, while transferring the oversight and investment advisor responsibility to AIFS. Therefore, a change in your FFTW Fund’s investment adviser is necessary.

  The transaction is intended to qualify as a tax free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and therefore no income, gain or loss should be recognized for federal income tax purposes to the American Independence Funds, the FFTW Funds or the shareholders of the Limited Duration Portfolio.

  AIFS has agreed to contractually reduce the expense ratio currently being charged to the Portfolio for five years.

  The undertaking by FFTW and AIFS to bear all of the expenses incurred by the Limited Duration Portfolio in connection with the reorganization so that the shareholders of the Limited Duration Portfolio will not bear these expenses.

  FFTW and AIFS have represented that the reorganization will not result in any “unfair burden” to the shareholders of the Limited Duration Portfolio.

For further information, please see the individual descriptions of the proposals contained in this Proxy Statement/Prospectus.

How the Reorganization Will Work

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  The Limited Duration Portfolio will transfer all of its assets to the American Independence Short- Term Bond Fund at the time of the reorganization. The Short-Term Bond Fund will assume the Limited Duration Portfolio’s liabilities that are included in the calculation of net asset value on the day on which the Reorganization closes (the “Closing Date”). Liabilities of the portfolio to its shareholders not assumed by the Short-Term Bond Fund will be assumed by FFTW.

  The Short-Term Bond Fund will issue Institutional Class Shares to the Limited Duration Portfolio in an amount equal to the aggregate net asset value of the Limited Duration Portfolio. Such shares will be distributed upon liquidation of the Limited Duration Portfolio to its shareholders in proportion to the relative net asset value of their share holdings on the Closing Date. On the Closing Date, each shareholder will hold shares of the Short-Term Bond Fund with the same aggregate net asset value as the shares of the Limited Duration Portfolio that the shareholder held immediately prior to the Reorganization.

  The Limited Duration Portfolio will be dissolved on or promptly after the Closing Date.

  Although management fees and total expenses before waivers will be higher, Institutional Class shares of the American Independence Fund will have a lower expense ratio after waivers than the shares of the Limited Duration Portfolio.

  FFTW and affiliates will become sub-advisers to the Fund and AIFS will act as investment adviser to each American Independence Fund.

  It is anticipated that as part of the reorganization, the Board of Trustees of the American Independence Funds (the “Trust”) will be comprised of John Pileggi, Ronald Baldwin, Terry Carter, Thomas Kice, George Mileusnic, Peter Ochs, Richard Wedemeyer, Joseph Hankin and Jeffrey Haas. Messrs. Pileggi and Baldwin are non-independent Trustees due to their affiliation with AIFS and INTRUST Bank, (the predecessor Advisor to the Trust), respectively.

  In recommending the Reorganization, the Directors of your Limited Duration Portfolio have determined that the Reorganization is in the best interest of the Limited Duration Portfolio and will not dilute the interests of shareholders. The Directors have made that determination on the basis of the factors listed above and discussed in more detail under the proposal. A reorganization might not be in the best interest of the shareholders of a mutual fund if the surviving fund had higher net expenses or the adviser did not have adequate resources to manage the affairs of the mutual fund.

  If shareholders of the Limited Duration Portfolio approve the Reorganization, the FFTW Funds will file with the SEC an application for deregistration on Form N-8F under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and will cease to exist as an investment company when such application is approved.

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Who Is American Independence Financial Services, LLC?

     AIFS is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. John Pileggi, a Trustee of the American Independence Funds is a principal of AIFS, and Eric Rubin, a principal of AIFS is President of AIFS and President of the American Independence Funds. AIFS serves as investment adviser to the American Independence Funds pursuant to an Investment Advisory Agreement dated March 1, 2006, between the Trust and AIFS. AIFS currently has over $600 million in assets under management. The American Independence Fund’s registration statement became effective on September 15, 2005. AIFS also provides certain administrative services necessary for the Funds’ operations including; (i) coordination of the services performed by the American Independence Funds’ transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the American Independence Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the American Independence Funds’ Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the American Independence Funds.

     In addition to the Institutional Class shares to be issued in the Reorganization, each American Independence Fund also offers Class A and C shares (the Class C shares are subject to a contingent deferred sales charge if redeemed within one year of the date of purchase). Class A and C shares also charge a distribution and service fee.

Who Bears the Expenses Associated with the Reorganizations?

     AIFS and FFTW shall bear the costs in consummating the transaction and will agree on the allocation of costs of the Reorganization between them. The Portfolio will not pay any of these costs.

Will AIFS and FFTW Benefit from the Reorganizations?

     AIFS will benefit from managing a larger pool of assets. There is no payment being made by AIFS to the FFTW Funds and therefore, there is no benefit to FFTW attributable to the Reorganization.

What Happens if the Reorganization Is Not Approved?

     If the required approval of shareholders is not obtained, the Meeting may be adjourned as more fully described in this Proxy Statement/Prospectus, your FFTW Fund will continue to engage in business as a separate mutual fund and the Directors will consider what further action may be appropriate.

Who Is Eligible to Vote?

     Shareholders of record on March 20, 2008 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders’ instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

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TABLE OF CONTENTS
PAGE

PROPOSAL 1 COMPARISON OF THE LIMITED DURATION PORTFOLIO TO
THE SHORT-TERM BOND FUND	9

TAX STATUS OF THE REORGANIZATION	26

VOTING RIGHTS AND REQUIRED VOTE	27

ADDITIONAL INFORMATION ABOUT THE AMERICAN INDEPENDENCE FUNDS	27

INFORMATION CONCERNING THE MEETING	39

OWNERSHIP OF SHARES OF THE FUND	40

EXPERTS	41

AVAILABLE INFORMATION	41

EXHIBIT A--FORM OF AGREEMENT AND PLAN OF REORGANIZATION	59

ANNEX A
TAX REPRESENTATION CERTIFICATE OF AMERICAN INDEPENDENCE
FUNDS TRUST	88

ANNEX B
TAX REPRESENTATION CERTIFICATE OF FFTW FUNDS, INC	91

FFTW FUNDS, INC. STATEMENT OF ADDITIONAL INFORMATION	95

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PROPOSAL 1

COMPARISON OF THE LIMITED DURATION PORTFOLIO TO THE SHORT-TERM BOND FUND

     If the reorganization is approved, the investment policies and restrictions for the Portfolio will be substantially similar to the Successor Fund. Certain differences between the Portfolio and the Successor Fund are described below.

General. FFTW Funds, Inc., a Maryland corporation, is an open-end management investment company formed on December 6, 1989 and operates pursuant to the Articles of Incorporation dated February 23, 1989. The corporation is governed by its Articles of Incorporation, its by-laws, and applicable federal and state laws.

     American Independence Funds Trust, an open-end management investment company, is a Delaware statutory trust and is governed by its Trust Instrument, its by-laws, and applicable federal and state laws.

Shares of Beneficial Interest. American Independence Funds Trust is authorized to issue an unlimited number of transferable shares of beneficial interest. The Trustees, in their sole discretion and without a vote of the shareholders, have the authority to create new series of Funds and further authorize the creation of various classes of shares within any series. The Trustees have the power to determine the investment objective, purchase price, designation, preferences, privileges, limitations, and the other rights of each class and series of shares. Currently, American Independence Funds Trust consists of 15 separate series. Each investment series consists of three classes of shares, Class A shares, Class C shares and Institutional Class Shares.

Voting Rights. On any matter that may be submitted to a vote of shareholders of the American Independence Funds, all series generally vote separately, except where a vote by more than one series is required by law or in circumstances where the interests of the series do not differ from those of other series. Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. A majority vote of shareholders shall be sufficient to take or authorize action upon any matter except as otherwise required under the Declaration of Trust or any applicable law. In matters affecting a particular series or class, a majority vote of the shareholders of such series or class shall be sufficient to take or authorize the action. Under the Declaration of Trust, shareholder voting is required under very limited circumstances such as to (i) change the fundamental investment objectives of American Independence Funds Trust, (ii) enter into management and advisory contracts with third parties, and (iii) effect certain fundamental changes that are provided in the Declaration of Trust.

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     On any matter submitted to a vote of the shareholders of FFTW Funds, Inc., all series and classes, as applicable, generally vote together as a single group, except where a separate vote by series or class is required by law. In circumstances where the interests of a series or class differ from those of the other series or class, only stockholders of the affected series or class are entitled to vote on the matters. Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.

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Stockholder/Shareholder Meetings. FFTW Funds, Inc. is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders as required by the 1940 Act or under certain circumstances as determined by the Directors. The meetings of the shareholders of the FFTW Funds, Inc., as a whole or by series or class, may be called by a majority of the trustees, the President, or by the Secretary, at the written request of the holders of shares entitled to vote not less than twenty five percent (25%) of all the votes entitled to be cast at the meeting. The presence of holders of a majority of all the shares issued and outstanding and entitled to be voted at the meeting constitute a quorum for the conduct of business at the meeting.

     American Independence Funds Trust is not required to hold annual meetings of stockholders unless required by the Act. Special meetings of shareholders may be called by the Chairman of the Board of Trustees or the President, a majority of the trustees, or by the Secretary, at the written request of stockholders entitled to vote at least twenty-five percent (10%) of all the votes entitled to be cast at the meeting. The presence in person or by proxy of stockholders entitled to cast a majority of all votes entitled to be cast at the meeting constitute a quorum for the conduct of business at the meeting.

Election and Term of Directors/Trustees. The business and affairs of FFTW Funds, Inc. are managed under the direction of its Board of Directors. Subject to the requirements of the Act, directors are elected by the stockholders. Directors hold office until their successors are duly elected and qualified. A director may be removed by the stockholders, with or without cause, by the affirmative vote of a majority of all the votes entitled to be cast for the election of directors. The remaining directors may fill a vacancy on the Board of Directors until a successor director is elected at the next meeting of the stockholders.

     American Independence Funds Trust operations are overseen by the Trustees under Delaware law. The Trustees have exclusive control over the property and business of the American Independence Funds. Subject to the requirements of the Act, Trustees may be, but need not be, elected by shareholders. Trustees may be appointed by the other Trustees. Trustees have terms of unlimited duration and hold office during the lifetime of the Funds or their earlier death, resignation, incapacity or removal. A Trustee may be removed, with cause, by action of two-thirds of the remaining Trustees or by an action of the shareholders of record of not less than two-thirds of the shares outstanding. Any vacancy may be filled by the remaining Trustees.

Stockholder/Shareholder Liability. Pursuant to Maryland law, stockholders of FFTW Funds Inc. generally are not personally liable for the debts of FFTW Funds, Inc. or any series thereof.

Under Delaware law, shareholders of American Independence Funds could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

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     The minimum initial investment requirement for accounts investing in the Short-Term Bond Fund will depend on the share class. The minimum initial investment for Class A shares and Class C shares will be $2,000 for non-retirement accounts ($250 for IRAs). The minimum initial investment amount for Institutional Class shares will be $250,000 for existing shareholders of the FFTW Limited Duration Fund. The minimum subsequent investment will be $1,000 for Institutional Class Shares. The minimum initial investment for the Advisor Class shares of the FFTW Funds is $ 1,000.

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The FFTW Limited Duration Portfolio and the American Independence Short-Term Bond Fund pursue similar investment objectives, utilize substantially similar principal investment strategies to pursue their investment objectives, and hold substantially similar securities. Pursuant to shareholder approval, AIFS will be the new advisor to the Acquiring Fund and Fischer Francis Trees & Watts, Inc. will act as sub-adviser to the Acquiring Fund. FISCHER FRANCIS TREES & WATTS, INC. (“FFTW (NY)”), a New York corporation and three of its affiliates, FISCHER FRANCIS TREES & WATTS (“FFTW (UK)”), a corporate partnership organized under the laws of the United Kingdom, FISCHER FRANCIS TREES & WATTS, PTE LTD (“FFTW (Singapore)”), a Singapore corporation, and FISCHER FRANCIS TREES & WATTS, LTD KABUSHIKI KAISHA (“FFTW (Japan)”), a Japanese corporation (collectively referred to as the “Sub-Adviser") serve as the Sub-Adviser to the Funds in conjunction with AIFC, the Fund’s current sub-adviser. The Sub-Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Funds' assets. Organized in 1972, the Sub-Adviser is registered with the Commission and is a New York corporation that, with its affiliated companies, managed approximately $31.4 billion in assets, as of December 31, 2007, for numerous fixed-income portfolios. The Sub-Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Sub-Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Sub-Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Sub-Adviser is directly wholly-owned by Charter Atlantic Corporation (“CAC”), a New York corporation. CAC is owned by BNP Paribas, which is a publicly owned limited liability company banking corporation organized under the laws of the Republic of France.

Comparison of Current Fees and Expenses

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The following chart shows current operating expense ratios for the Limited Duration Portfolio and fees paid by existing shareholders if the reorganization is approved.

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		Gross Operating	Net Operating	Contractual
Fund	Share Class	Expense Ratio	Fund Expenses	Expense Ratio
FFTW Limited Duration Portfolio	Advisor (1)	0.74%	0.54%	None
American Independence Short-Term Bond Fund	Institutional Class (1)	0. 94%	0.45%	0.45% (2)

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(1) The expense ratios for the Limited Duration Portfolio are based on historical information for the fiscal year ending December 31, 2007. The expense ratios for the Short-Term Bond Fund are based on historical information for the fiscal year ended October 31, 2007.

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(2) The Acquiring Fund will feature Institutional Class shares which will have Expense Ratios which shall be capped as a percentage of net assets (pursuant to an agreement which shall run a minimum of five years). AIFS had previously contractually agreed to reduce the management fee and reimburse expenses until March 1, 2009 in order to keep the Total Annual Fund Operating Expenses at 0.45% for the Institutional Class. From March 1, 2009 until April 1, 2013, AIFS has further contractually agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 0.47% for the Institutional Class.

The Acquiring Fund will have a lower contractual expense cap than the Limited Duration Portfolio.

Ratios are shown at three levels:

a) Gross expenses are the total operating expenses of a fund, and represent what a shareholder could potentially pay if waiver and expense reimbursements were not in place;

b) Net expenses are those expenses that a shareholder can expect to actually pay, after an adviser or other service provider has waived fees and/or reimbursed expenses; and

c) The contractual expense cap is the ratio at which a fund’s adviser has contractually agreed to maintain the expenses a shareholder will pay.

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SHAREHOLDER TRANSACTION EXPENSES

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			Pro-Forma
		American	American
	FFTW	Independence	Independence
	Limited	Short-Term	Short-Term
	Duration	Bond Fund	Bond Fund
	Portfolio	Institutional	Institutional
	Advisor Class	Class	Class
FEES PAID BY YOU DIRECTLY
Maximum Sales Charge Load) imposed on Purchases (as a	None	None	None
percentage of offering price
ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)
Management fee(1)	0.35%	0.40%	0.40%
Distribution (12b-1) fee	None	None	None
Other expenses(2)	0.31%	0.54%	0.32%
Interest expense	0.08%	--	--
Total Fund Operating Expenses(1)	0.74%	0.94%	0.72%
Fee Waiver/Expense Reimbursement(2)	-0.20%	-0.49%	-0.27%
Net Expenses(1)	0.54%	0.45%	0.45%

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(1) The expense ratios for the Limited Duration Portfolio are based on historical information of the fiscal year ended December 31, 2007. The ratios for the Acquiring Fund are based on historical information of the fiscal year ended October 31, 2007.

(2) The Acquiring Fund will feature Institutional Class shares which will have an Expense Ratio which shall be capped as a percentage of net assets (pursuant to an agreement which shall run a minimum of five years). AIFS had previously contractually agreed to reduce the management fee and reimburse expenses until March 1, 2009 in order to keep the Total Annual Fund Operating Expenses at 0.45%. From March 1, 2009 until April 1, 2013, AIFS has further contractually agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 0.47% for the Institutional Class.

The Acquiring Fund will have a lower contractual expense cap than the Acquired Portfolio.

The hypothetical example below helps you compare the cost of investing in the Fund. It assumes that: (a) you invest $10,000 for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, and (d) the/ Fund’s gross operating expenses remain the same. The examples are for comparison purposes only and are not a representation of either Fund’s actual expenses or returns, either past or future.

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		1 Year	3 Years	5 Years	10 Years
FFTW Limited Duration Portfolio
Advisor Class Shares		$55	$216	$319	$900
American Independence Short-Term Bond Fund
Institutional Class Shares		$46	$149	$261	$910
Pro-Forma American Independence Short-Term
Bond Fund
Institutional Class Shares		$46	$149	$261	$761

Capitalization Table
October 31, 2007
	FFTW Limited Duration Portfolio - Advisor Class	American Independence Short-Term Bond Fund - Institutional Class	Adjustments		American Independence Short-Term Bond Fund - Institutional Class Pro Forma Combined

Net Assets*	113,961,584	62,513,838			$176,475,422
Net Asset Value Per Share	$9.62	$10.07			$10.07
Shares Outstanding	11,851,390	6,210,367	(534,450)		17,527,307

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Set forth below is performance information for the American Independence Short-Term Bond Fund. The chart shows how the Fund’s total return (not including any deduction for sales charges) has varied from year to year. The table shows average total return for the Fund over time for the Institutional class of shares compared to a broad based market index. The bar chart gives you an indication of the risks of investing in the Fund, including the fact that you could incur a loss and experience volatility of returns year to year. Past performance does indicate future results.

SHORT-TERM BOND FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS – INSTITUTIONAL CLASS SHARES (1)

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Best quarter: 3.21% Q3 ‘01
Worst quarter: (0.51)% Q2 ‘04

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		Average Annual Total Returns
		As of December 31, 2007
	Inception	One Year	Five Years	Ten Years
Institutional Class Shares (1)	January 21 1997
Return Before Taxes		6.63%	3.22%	4.34%
Return after taxes on Distributions		5.03%	2.08%	2.86%
Return after taxes on Distribution and
Sale of Shares(2)		4.29%	2.00%	2.80%
Lehman Brothers 1-3 Year Aggregate	January 31, 1997	6.72%	3.33%	4.98%
Index (Reflects no deduction for fees,
expenses or taxes)
Merrill Lynch 1-3 Year Treasury		7. 32%	3.12%	4.75%
Index(3)

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(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers 1-3 Year Aggregate Index is a sub-index of the Lehman Brothers U.S. Aggregate Index. The index covers the U.S. investment grade fixed rate bond market with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities having maturities from 1 to 3 years.

(3) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return. This unmanaged index does not reflect fees and expenses and is not available for direct investment.

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Comparison of Investment Objectives, Principal Investment Strategies and Policies

The FFTW Limited Duration Portfolio and the American Independence Short-Term Bond Fund pursue similar investment objectives, utilize substantially similar principal investment strategies to pursue their investment objectives, and hold substantially similar securities. As a result, the proposed Reorganization is expected to cause minimal portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund.

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because it contains details that are not in the summary.

The funds have similar investment policies and risks. In the table below, if a row extends across the entire table, the policy disclosed applies to both your Limited Duration Portfolio and the American Independence Fund.

Comparison of the FFTW Limited Duration Portfolio to American Independence Short-Term Bond Fund

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	Limited Duration Portfolio	Short-Term Bond Fund
Business	A non-diversified series of FFTW Funds, Inc., an open-end management investment company organized as a Maryland corporation.	A diversified series of American Independence Funds Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets as of December 31, 2007	$118 million	$65 million

Investment advisers and portfolio managers	Investment Adviser:
FFTW and affiliates serve as
Investment Adviser to the Portfolios.
The Investment Adviser conducts
investment research and is responsible
for the purchase, sale or exchange of
the Portfolios' assets. Organized in
1972, the Investment Adviser is
registered with the Commission and is
a New York corporation that, with its
affiliated companies, managed
approximately $31.4 billion in assets,
as of December 31, 2007, for
numerous fixed-income portfolios.
The Investment Adviser currently
advises institutional clients including
banks, central banks and pension
funds. The Investment Adviser is
directly wholly-owned by Charter
Atlantic Corporation (“CAC”), a New
York corporation. CAC is owned by
BNP Paribas, which is a publicly
owned limited liability company
banking corporation organized under
the laws of the Republic of France.	Investment Adviser:
The investment adviser for the
Acquiring Fund is AIFS. The
Adviser is a Delaware limited
liability company and is registered
as an investment adviser under the
Investment Advisers Act of 1940.
AIFS is based at 335 Madison
Avenue, Mezzanine, New York, NY
10017. AIFS currently has $600
million in assets under management.

	Portfolio Manager:	Sub-Adviser: Portfolio Manager:

Kenneth O'Donnell, CFA, Portfolio
Manager, joined FFTW in 2002
Currently, he manages Funds of
structured securities consisting primarily
of asset-backed (ABS) and mortgage-
backed securities (MBS) as well as
agency and US government securities for
FFTW.  He has overall responsibility for the
management of the Limited Duration Portfolio.

American Independence Financial
Counselors, LLC ("AIFC") provides
portfolio investment management services
for the Short-Term Bond Fund.
AIFC, is a wholly owned subsidiary of
AIFS. The oversight of the day to day
management of the Short-Term Bond
Fund is the responsibility of Mr. Robert
Campbell.

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	Limited Duration Portfolio	Short-Term Bond Fund
Mr. O'Donnell was previously
with Standish Mellon Asset Management
in Boston as an asset-backed security
specialist in the structured products
group.  Mr. O'Donnell holds a BS in
mechanical engineering from Syracuse
University and an MS in finance from
Boston College.  He is a member of the
New York Society of Security Analysts.
Following the Reorganization, AIFC
will continue as sub-adviser with the
addition of FFTW and affiliates.  Robert
Campbell and Kenneth O'Donnell
will share day-to-day
management responsibilities.
Robert A. Campbell, CFA, Vice
President and Portfolio Manager joined
American Independence Financial
Services in March 2006. Mr. Campbell
is also President of American
Independence Financial Counselors,
LLC, a wholly owned subsidiary of
AIFS. He is responsible for the day-to-
day operations of the Kansas Tax-
Exempt Bond Fund, the Short-Term
Bond Fund, Intermediate Bond Fund
and co-manager of the NestEgg Dow
Jones Target Date Funds. Prior to
joining AIFS, Mr. Campbell was a
senior portfolio manager with Galliard
Capital Management, Inc. (the previous
sub-adviser to the Kansas Tax-Exempt
Bond Fund) since August 2000, where
he was the portfolio manager of the
Kansas Tax-Exempt Bond Fund. Prior
to his employment with Galliard, Mr.
Campbell served as a municipal/fixed
income portfolio manager with First
Commerce Investors (1997-2000), U.S.
Bank/First Bank (1996-1997) and
Firstier Bank (1995-1996). While at
First Commerce Investors, Mr.
Campbell managed two fixed income
mutual funds. One was a state specific
municipal bond fund and the other was
an intermediate taxable bond fund.

Investment Objective	To attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity	To provide investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment grade bonds with maturities of 1-3 years.

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Limited Duration Portfolio	Short-Term Bond Fund
Primary investments	At least 65% of the Portfolio and the
Fund’s total assets must be invested
in U.S. dollar-denominated
securities. The Fund will invest in
derivatives for hedging and non-
hedging purposes, such as to manage
the effective duration of the Fund or
as a substitute for direct investment.
For temporary defensive purposes, up
to 100% of the Fund’s total assets
may be invested in U.S. government
securities, cash or cash equivalent
securities. These defensive strategies
may prevent the Fund from achieving
its investment objective. The
Portfolio is non-diversified under the
1940 Act, meaning that it may invest
in a limited number of issuers.
Under normal circumstances, the
Fund will invest more than 25% of its
total assets in the Banking and
Finance industry. For purposes of
this limitation, the Banking and
Finance industry is deemed to
include securities of issuers engaged
in banking or finance businesses,
including issuers of asset- and
mortgage-backed securities.	The Fund's investment philosophy
emphasizes a fundamental approach to
managing fixed income assets with a
goal of delivering consistent investment
returns. The strategies employ a top-
down, macroeconomic approach to
determine the portfolio's positioning on
the yield curve, duration, maturity, and
sector allocation. The Fund then initiates
a process of security analysis based on
several factors including but not limited
to economic trends, inflation, and fiscal
policy. This strategy seeks to outperform
The Merrill Lynch 1-3 Year Treasury
Index before deducting for Fund
expenses. Duration is a measure of the
sensitivity of a security's price to
changes in interest rates. The longer a
security's duration, the more sensitive it
will be to changes in interest rates.
Similarly, a fund with a longer average
portfolio duration will be more sensitive
to changes in interest rates than a fund
with a shorter average portfolio duration.
By way of example, the price of a bond
fund with a duration of five years would
be expected to fall approximately 5% if
interest rates rose by one percentage
point. The duration of the Fund
following the merger is expected to be
1.5 years. Under normal circumstances,
the Fund will invest more than 25% of
its total assets in the Banking and
Finance industry. For purposes of this
limitation, the Banking and Finance
industry is deemed to include securities
of issuers engaged in banking or finance
businesses, including issuers of asset-
and mortgage-backed securities.

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The Bonds in which the Portfolio		The Bonds in which the Fund will
primarily invests include:		primarily invest include:
·	Asset-Backed Securities	·	U.S. Treasury Obligations
·	Bank Obligations	·	Corporate Debt Instruments
·	Corporate Debt Instruments	·	Mortgage-Backed Securities
·	Derivative Instruments	·	U.S. Government and Agency Securities

Limited Duration Portfolio Short-Term Bond Fund
·	Foreign Debt Instruments
·	Mortgage-Backed Securities
·	Other Investment Companies
·	U.S. Government and
Agency Securities

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Investment strategies

The Portfolio and the Fund invest primarily in high quality debt securities. The portfolio manager may use interest rate hedging as a stabilizing technique. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index is the Merrill Lynch 1-3 Year Treasury Index. (The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks short-term U.S. government securities with maturities between 1 and 3 years and represents the total rate of return of U.S. Treasury Notes based on daily closing prices. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

Minimum Quality Rating:

The average credit quality of the Fund and Portfolio will be maintained at AA with all securities rated investment grade (rated "BBB" by Moody's or "Baa" by S&P or better by a primary credit rating agency) at time of purchase. Fixed income securities downgraded to below investment grade subsequent to purchase may be retained in the portfolio when deemed by the Fund's investment adviser to be in the best interest of Fund’s shareholders. Neither the Fund nor the Portfolio currently hold any securities that are rated below investment grade.

Restricted and illiquid securities

The Fund and Portfolio may not invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

Borrowing

The Fund and Portfolio may not borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

Lending

The Fund and Portfolio may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements.

Other investment policies and restrictions

As described above, the Portfolio and the Fund have substantially similar principal investment strategies, policies and restrictions. For a more complete discussion of the Funds’ other investment policies and fundamental and non- fundamental investment restrictions, see the SAI.

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	Limited Duration Portfolio	Short-Term Bond Fund

Buying, Selling and Exchanging Shares

Sales Charges and Rule 12b-1 Fees	Advisor Class shares are offered at
net asset value and without sales
charges or a distribution (12b-1) fee.
The Board approved a Shareholder
Services Plan which would provide
for a fee paid monthly at an annual
rate of up to 0.25%. At the present
time, the Portfolio is not assessing a
	shareholder services fee.	Institutional Class shares are offered at net asset value and without sales charges or a distribution (12b-1) fee.

Management and other Fees	The Portfolio pays FFTW a management fee at an annual rate of 0.35% of the Portfolio’s average daily net assets.	The fund pays AIFS a management fee at an annual rate of 0.40% of the Fund’s average daily net assets.

The total operating expenses of the Institutional Class shares are being limited to 0.45% until March 1, 2009 and to 0.47% from March 1, 2009 until April 1, 2013.
The Investment Adviser has voluntarily agreed to waive its management fees by 0.20% of the Portfolio’s average daily net assets.

Buying Shares	Advisor Class shares may be
purchased directly from the Portfolio,
or obtained by employing the services
of an outside broker or agent. Such
broker or agent may charge a fee for its
services. The minimum initial required
investment for purchasing Advisor
Class shares of the Portfolio is
$250,000; such minimum may be
waived at the discretion of FFTW
Funds. Subsequent investments may be
of any amount. There are no loads or
12b-1 distribution fees imposed on
Advisor Class shares of the Portfolio.	Purchases of Institutional Class
shares may only be made by (i) trusts
or investment management and other
fiduciary accounts managed or
administered by AIFS or its affiliates
or correspondents pursuant to a
written agreement, (ii) persons who
are purchasing shares with the
proceeds of a distribution from a
trust, investment management and
other fiduciary account managed or
administered by AIFS or its affiliates
or correspondents, pursuant to a
written agreement, (iii) former
shareholders of the FFTW Funds
Advisor Class and current customers
of FFTW, and (iv) other persons or
organizations authorized by the
Distributor, Foreside Distribution
Services, L.P The minimum
investment amount is $250,000 for
current shareholders of the FFTW

All purchase orders must include a
completed account application. Federal
funds must be wired to the
Distributor’s “Fund Purchase Account”
at State Street Bank and Trust
Company, (“State Street;” or the
“Transfer Agent”). The Portfolio does
not accept Purchases except by wire.

	Limited Duration Portfolio	Short-Term Bond Fund
Limited Duration Fund., which may
be waived by the fund if it considers
it in the best interest of the Fund and
its shareholders. Institutional Class
shares may be purchased directly,
through the Distributor or through
banks, brokers and other investment
representatives. If you are investing
directly, you may obtain an
application to open an account with
the Fund online or by telephone.
Initial purchases may be made by
mail, express delivery, wire or
through the Fund’s automatic
investment plan. Subsequent
purchases may be made by mail,
express delivery, wire, automatic
investment plan or, in certain
circumstances, by telephone. If you
are investing through a financial
advisor, your financial advisor will
give you instructions on how to
purchase shares in the Fund.

Exchanging Shares	Investors in the Fund’s Advisor Class
shares may exchange their shares for
the same Advisor Class shares in any
other FFTW Fund. The Fund’s overall
exchange privilege is subject to change
on 60 days’ notice if the change is
material. Additionally, the Fund may
suspend, limit or terminate the
exchange privilege of any shareholder
who makes more than 12 exchanges in
a calendar year or otherwise
demonstrates what the Fund believes to
be a pattern of “market timing.”	Investors in the Fund’s Institutional
Class shares may exchange their
shares for the same Institutional Class
shares in any other American
Independence Fund. The Fund’s
overall exchange privilege is subject
to change on 60 days’ notice if the
change is material. Additionally, the
Fund may suspend, limit or terminate
the exchange privilege of any
shareholder who makes more than 12
exchanges in a calendar year or
otherwise demonstrates what the
Fund believes to be a pattern of
“market timing.”

Exchanges may be made by fax, mail, express delivery, telephone, or by enrolling in the systematic withdrawal plan. There is a $25 minimum on exchanging fund shares.

Exchanges may be made by fax, mail,
express delivery, telephone, or by
enrolling in the systematic
withdrawal plan. There is a $25
minimum on exchanging fund shares.
Some sell orders, including those for
more than $100,000, must be placed
in writing with a signature
guarantee. If you are investing

Selling Shares	A letter has to be sent showing the Share amount to be redeemed, the Account where the proceeds should be wired, name of the shareholder and Account number.

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Limited Duration Portfolio	Short-Term Bond Fund
If notice is received by the Transfer
Agent by 4:00 pm ET on any
Business Day, the redemption will be
effective at the next determined NAV
price and payment will be made
within seven
calendar days, but generally the next
business day following receipt of
such notice for the Portfolio (except
on days where the Portfolio is open
but banks are not open). Price of
shares is based on the next
calculation of the NAV after the order
is placed.	directly, sales of Fund shares may
be effected by fax, mail, express
delivery, telephone (via wire or
ACH transfer with a minimum sell
order of $1,000) or through the
systematic withdrawal plan. A
purchase request received before the
close of regular trading on the New
York Stock Exchange (generally 4
p.m. Eastern Time) that has been
determined to be in “good order”
will be processed at that day’s NAV
plus any applicable sales charge or
redemption fee]. If you are investing
through a financial advisor, your
advisor will give you instructions on
how to sell your shares.

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PRINCIPAL RISK FACTORS

Because both the Portfolio and the Fund (together the “Funds” or each a “Fund”) have the same investment objectives and similar policies and strategies, except as noted the Funds are subject to the same principal risks as set forth below.

The value of each Fund’s investments and the value of your investments in each Fund will fluctuate with market conditions. You may lose money on your investment in each Fund, or the Fund could under perform other investments. Other principal risks include:

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Banking industry risk:	Investing in bank obligations exposes a Fund to risks associated with the banking industry, such as interest rate and credit risks.

Concentration risk:	A Fund that invests more than 25% of its total assets in the securities of issuers in any one industry is exposed to the risk that factors affecting that industry will have a greater effect on the Fund than they would if the Fund invested in a diversified number of unrelated industries.

Credit risk:	Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default. The lower the ratings of such debt securities, the greater their credit risk.

Currency risk:	Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of the Fund to any one currency may be different from that of its total assets denominated in such currency.

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Derivatives risk:

Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

Foreign risk:

Investing in foreign securities exposes a Fund to risks such as political and economic instability, currency devaluation and high inflation rates, which may result in Fund losses and higher volatility.

Interest rate risk:

Debt securities are subject to the risk that the market value will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Liquidity risk:	Certain securities may be difficult or impossible to sell at favorable prices within the desired time frame.
Non- diversification risk:

A non-diversified Fund may invest a large percentage of its assets in the securities of a small number of issuers or industries than a diversified Fund. This vulnerability to factors affecting a single investment can result in greater Fund losses and volatility. The Portfolio is non-diversified and the Fund is diversified.

Prepayment risk:	A Fund that invests in mortgage-backed and other asset-backed securities is exposed to the risk that such securities may repay principal either faster or slower than expected.

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Reasons for the Reorganization.

     The Directors, including the Independent Directors, believe that reorganizing your Limited Duration Portfolio into the Short-Term Bond Fund with a substantially similar investment objective and similar investment policies will offer additional potential benefits of being a shareholder of the American Independence family of funds. These potential benefits and considerations include:

  FFTW has determined that engaging in the business of being the primary investment adviser the FFTW Funds is not a core business. FFTW and affiliates will remain as sub-adviser to Fund and continue the day to day management of the Fund in conjunction with AIFC, while transferring the oversight and investment advisor responsibility to AIFS. Therefore, a change your FFTW Fund’s investment adviser is necessary;

  The transaction is intended to qualify as a tax free reorganization under Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”) and therefore no income, gain or should be recognized for federal income tax purposes to the American Independence Funds, FFTW Funds or the shareholders of the Limited Duration Portfolio;

  AIFS has agreed to contractually reduce the expense ratio of the Fund for five years;

  The undertaking by FFTW and AIFS to bear all of the expenses incurred by the Limited Duration Portfolio in connection with the reorganization so that the shareholders of the Limited Duration Portfolio will not bear these expenses.

     AIFS and FFTW will pay all costs of the Reorganization, including legal costs and the costs preparing and printing the FFTW Fund’s proxy statements and solicitation.

     The Board of Trustees of the American Independence Fund also considered that the Reorganization presents an excellent opportunity for the American Independence Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. The Board also considered the fact that the total expenses will be lower after waivers. This opportunity provides an economic benefit to the American Independence Fund and its shareholders.

DIRECTOR/TRUSTEES’ EVALUATION AND RECOMMENDATION

     For the reasons described above, the Directors, including the Independent Directors, approved the Reorganization. In particular, the Directors, including the Independent Directors, determined that the Reorganization is in the best interests of your Portfolio and that your existing interests will not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the American Independence Fund, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of the American Independence Fund.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

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  The Reorganization is scheduled to occur at end of business, on May 16, 2008, unless your Limited Duration Portfolio and the Short-Term Bond Fund agree in writing to a later date. Your FFTW Limited Duration Portfolio will transfer all of its assets to the American Independence Short-Term Bond Fund. The Short-Term Bond Fund will assume your Limited Duration Portfolio’s liabilities that are included in the calculation of your Fund’s net asset value on the Closing Date. The net asset value of both Funds will be computed as of 4:00 p.m., Eastern time, on the Closing Date.

  The American Independence Short-Term Bond Fund will issue to the Limited Duration Portfolio Institutional Class shares with an aggregate net asset value equal to the net assets attributable to the Limited Duration Portfolio’s Advisor Class shares. These shares will be distributed to your Limited Duration Portfolio’s shareholders in proportion to the relative net asset value of their holdings of your Limited Duration Portfolio’s shares on the Closing Date. As a result, shareholders of the Limited Duration Portfolio will become Institutional Class shareholders of the American Independence Short-Term Bond Fund.

  After the distribution of shares, your FFTW Portfolio will be liquidated and dissolved.

  The Reorganization is intended to result in no income, gain or loss being recognized for federal income tax purposes and will not take place unless both Funds involved in the Reorganization receive a satisfactory opinion concerning the tax consequences of the Reorganization from Dechert, LLP, counsel to the American Independence Funds.

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Agreement and Plan of Reorganization

     The shareholders of the Limited Duration Portfolio are being asked to approve an Agreement and Plan of Reorganization substantially in the form attached as Exhibit A (the “Plan”). The description of the Plan contained herein is qualified in its entirety by the attached copy, as appropriate.

Conditions to Closing the Reorganization

     The obligation of the Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Fund’s performance of all of its obligations under the Plan, the receipt of certain documents and financial statements from FFTW and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 4.1 and 4.2 of the Plan). The obligations of both Funds are subject to the approval of the Plan by the necessary vote of the outstanding shares of your FFTW Fund, in accordance with the provisions of FFTW’s articles of incorporation and by-laws. The Funds’ obligations are also subject to the receipt of a favorable opinion of Dechert LLP as to the United States federal income tax consequences of the Reorganization (see Section 8.5 of the Plan).

Termination of the Plan

     The board of either the FFTW or the American Independence Funds may terminate the Plan (even if the shareholders of your FFTW Portfolio have already approved it) at any time before the Closing Date, if that board believes in good faith that proceeding with the Reorganization would no longer be in the best interests of shareholders.

TAX STATUS OF THE REORGANIZATION

     The Reorganization is intended to result in no income, gain or loss being recognized for United States federal income tax purposes and will not take place unless both Funds involved in the Reorganization receive a satisfactory opinion from Dechert LLP, counsel to the American Independence Funds, substantially to the effect that:

  The Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code;

  No gain or loss will be recognized by your FFTW Portfolio upon (1) the transfer of all of assets to the Short-Term Bond Fund as described in this Proxy Statement/Prospectus or (2) distribution by your FFTW Portfolio of American Independence Short-Term Bond Fund shares your FFTW Portfolio’s shareholders;

  No gain or loss will be recognized by the American Independence Short-Term Bond Fund upon the receipt of your FFTW Portfolio’s assets solely in exchange for the issuance of American Independence Short-Term Bond Fund shares to your FFTW Portfolio and the assumption of FFTW Portfolio’s liabilities by the American Independence Short-Term Bond Fund;

  The basis of the assets of your FFTW Portfolio acquired by the American Independence Short Term Bond Fund will be the same as the basis of those assets in the hands of your FFTW
  Portfolio immediately before the transfer;

  The tax holding period of the assets of your FFTW Portfolio in the hands of the American Independence Short-Term Bond Fund will include your FFTW Portfolio’s tax holding period those assets;

  You will not recognize a gain or loss upon the exchange of your shares of your FFTW Portfolio solely for the American Independence Fund shares as part of the Reorganization;

  The basis of the American Independence Fund shares received by you in the Reorganization be the same as the basis of your shares of your FFTW Portfolio surrendered in the exchange; and

  The tax holding period of the American Independence Fund shares you receive will include tax holding period of the shares of your FFTW Portfolio surrendered in the exchange, provided that you held the shares of your FFTW Portfolio as capital assets on the date of the exchange.

     In rendering such opinions, counsel shall rely upon, among other things; reasonable assumptions as well as representations of your FFTW Portfolio and the American Independence Fund (see the annexes to the Plan).

     No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

     You should consult your tax adviser for the particular tax consequences to you of the Reorganizations, including the applicability of any state, local or foreign tax laws.

VOTING RIGHTS AND REQUIRED VOTE

     Each share of your Limited Duration Portfolio is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. With respect to the FFTW Portfolio, the presence in person or by proxy of a majority of the outstanding shares of an FFTW Portfolio entitled to cast votes at the Meeting will constitute a quorum with respect to that Portfolio. A favorable vote of a “majority of the outstanding voting securities” of the FFTW Portfolio is required to approve each Proposal. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (i) 67% or more of the shares of the applicable FFTW Portfolio represented at the meeting, if at least 50% of all outstanding shares of the FFTW Portfolio are represented at the meeting, or (ii) 50% or more of the outstanding shares of the FFTW Portfolio entitled to vote at the meeting.

Shares	Quorum	Voting
In General	All shares “present” in person or by proxy are counted towards a quorum.	Shares “present” in person will be voted in person at the Meeting. Shares present by proxy will be voted in accordance with instructions.

Broker Non-Vote (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares)	Considered “present” at Meeting for purposes of quorum.	Broker non-votes do not count as a vote “for” and effectively result in a vote “against” the Proposal.

Proxy with No Voting Instruction (other than Broker Non-Vote)	Considered “present” at Meeting for purposes of quorum.	Voted “for” the proposal.

Vote to Abstain	Considered “present” at Meeting for purposes of quorum.	Abstentions do not constitute a vote “for” and effectively result in a vote “against” the Proposal.

ADDITIONAL INFORMATION ABOUT THE AMERICAN INDEPENDENCE FUNDS

INVESTMENT ADVISER

     AIFS serves as the investment adviser to each American Independence Fund. AIFS commenced operations on October 8, 2004 and provides investment management and financial services to the American Independence Funds.

     The Board of Trustees of the American Independence Funds Trust is responsible for overseeing the performance of each of American Independence Fund’s investment adviser and sub advisers, if any, and determining whether to approve and renew the fund’s investment advisory agreement and the sub advisory agreements. A discussion regarding the basis for the Board of Trustees approving the American Independence Fund’s investment advisory agreement and sub-advisory agreements is available in the Annual Report covering the period from November 1, 2006 to October 31, 2007.

HOW TO INVEST

     In this section, you will find information on how to invest in the American Independence Funds, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Fund’s shareholder.

transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Fund’s shareholder.

     You can find out more about the topics covered here by contacting the American Independence Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

HOW TO BUY FUND SHARES

First Investment		Additional Investment
By mail or express delivery

• Complete and sign an application (if you need an application, you may download it from the web site or call 1-888-266-8787)	•	Make out an investment check to “American Independence Funds”
	•	Return a deposit stub or write a letter that includes your name, account number, the amount of your investment, and the fund name and share class
• Send the application to us at the appropriate address, along with an investment check made out to “American Independence Funds”

	•	Sign the letter, enclose the check, and mail it to the appropriate address

By wire

• Call 1-888-266-8787 for instructions before wiring any money	•	Call 1-888-266-8787 for instructions before wiring any money

	•	Be aware that your bank may charge a fee to wire money

By phone

Initial investments cannot be made by phone. Please complete and mail an application to the appropriate address.	•	To use this service, call 1-888-266-8787 to verify that the service is in place, then using the voice prompts you may place your purchase order

•	Prior to placing a purchase order by phone
via ACH transfer, you must first have your
bank account instructions established on your
account. If you did not select this option
when establishing your account, verify that
your bank is a member of the Automated
Clearing House system. You may then
download and complete an Additional
Services Request Form* available at
www.aifunds.com or call us at 1-888-266-
8787 to have one mailed to your address of
record

Automatic investment plan

You can enroll in the automatic investment plan by completing the appropriate section on the application.	• To make changes to your automatic
            investment plan you may do so online at
           www.aifunds.com. If you did not select this
           option when establishing your account, verify
           that your bank is a member of the Automated
           Clearing House system. You may then
           download and complete an Additional
           Services Request Form* available at
        www.aifunds.comor call us at 1-888-266-
          8787 to have one mailed to your address of
record

* Note: A signature guarantee is required in order to add bank account instructions to your account.

Web site
www.aifunds.com

Regular mail
American Independence Funds
PO Box 8045
Boston, MA 02266-8045

Express, registered, or certified
American Independence Funds
C/O Boston Financial Data Services
30 Dan Road
Canton, MA 02021

HOW TO SELL OR EXCHANGE SHARES

Exchanging Into Another Fund	Selling Shares
Be sure to obtain and read a current prospectus for the fund you are exchanging into. For additional information please contact us at 1-888- 266-8787	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee. There is a $25 minimum on exchanges of fund shares.

By fax

Send a fax to 877-513-1129 that includes
your account number, the fund and share class
you are exchanging out of, the dollar value or
number of shares to be exchanged, and the
name and share class of the fund you are
exchanging into.	• Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

• Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

	Have the fax signed by all account owners, with the name(s) and address exactly as they are on the account.	•	Mail or fax the letter to the appropriate address

		•	Fax number for Exchanging/Selling/Update to the Funds is 1-877-513-1129.

By mail or express delivery

•	Write a letter that includes your account
number, the fund and share class you are
exchanging out of, the dollar value or number
of shares to be exchanged, and the name and
share class of the fund you are exchanging
	into	•	Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

		•	Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•	Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account
		•	Mail the letter to the appropriate address

•	Mail the letter to the appropriate address

By phone, wire, or ACH

•	Call 1-888-266-8787 to request an exchange	•	To use this service, call 1-888-266-8787 to verify that the service is in place, then using the voice prompts you may place your sell order

•	Prior to placing a sell order by phone via wire
or ACH transfer, you must first have your
bank account instructions established on your
account. If you did not select this option when
establishing your account, verify that your
bank is a member of the Automated Clearing
House system. You may then download and
complete an Additional Services Request
Form* available at www.aifunds.com or call
us at 1-888-266-8787 to have one mailed to
your address of record

		•	Telephone redemption to your address of record is available unless you declined it on your application

		•	Minimum sell order for wire is $1,000, for ACH transfer $100

Systematic withdrawal plan

You can enroll in the systematic withdrawal plan
by completing the appropriate section on the
application. You must have a minimum balance
of $1,000 to set up your systematic withdrawal
plan. Withdrawals can be for as little as $100
each.	If you did not select this option when establishing
your account, verify that your bank is a member
of the Automated Clearing House system. You
may then download and complete an Additional
Services Request Form* available at
www.aifunds.com or call us at 1-888-266-8787
to have one mailed to your address of record.

* Note: A signature guarantee is required in order to add bank account instructions to your account.

Regular mail:
American Independence Funds
PO Box 8045
Boston, MA 02266-8045

Express, registered or certified

American Independence Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021

SHAREHOLDER SERVICES AND POLICIES

As an American Independence Fund’s shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your American Independence Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the Funds.

Our “One Copy Per Household” Policy

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor or call 1-888-266-8787.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 1-888-266-8787 and request an Additional Service Request Form and one will be mailed to your address of record.

Tax-advantaged investment plans

A full range of retirement and other tax-advantaged investment plans is available directly from American Independence Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale and pension plans. All Funds and all share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, go to the web site or call 1-888-266-8787 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege

As an American Independence Funds investor, you can exchange all of your shares of one American Independence Fund for the same class of shares in any other American Independence Fund.

Automatic Investment Plan

Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, download the form online or call 1-888-266-8787. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

Systematic Withdrawal Plan

Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your American Independence Fund investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

Directed reinvestments

Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

Dollar cost averaging

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

POLICIES ABOUT TRANSACTIONS

Business hours

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each American Independence Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the Funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling 1-888-264-8787.

Determining when your order will be processed

You can place an order to buy or sell shares at any time. A purchase request received by American Independence Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in “good order”, will be processed at that day’s NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment advisor has to be forwarded to American Independence Funds before it can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Paying for shares you buy

Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us.

Wire transaction policies

Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

If you can not reach us by phone

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on pages 24 and 26.

Selling shares in trust, business, or organization accounts

Selling shares in these types of accounts often requires additional documentation. Please call 1-888-266-8787 or contact your financial advisor for more information.

Our Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee

There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

  when you want to sell more than $100,000 worth of shares

  when you want to send the proceeds to a third party

  when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell

Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

  when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

  when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

How the Funds calculate share prices

The price at which you buy and sell shares of these Funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the Funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding

Limits on exchanges, purchases, and redemptions

Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of “market timing.” We may also reject or limit purchase orders, for these or other reasons.

The Fund’s Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.

Risks Associated with Excessive or Short-Term Trading

To the extent that the Funds or agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund’s operating costs and decrease the

Fund’s investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder’s trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds’ excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients’ transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

How the Funds value their holdings

We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a fund’s value for a security is likely to be different from the last quoted market or pricing service price.

Share certificates

We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

  reject your account application if you fail to give us a correct Social Security or other tax ID number withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

  change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

  suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares withdraw or suspend the offering of shares at any time

  reject any order we believe may be fraudulent or unauthorized reject or limit purchases of shares for any reason

  reject a telephone redemption if we believe it is advisable to do so

DISTRIBUTIONS AND TAXES

Any income the Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Short-Term Bond Fund are paid monthly. Capital gains for the Fund is distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes. Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long-term capital gain distribution if the Fund sells securities that have been held for more than one year; the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares.

Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

     In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the directors and officers of your FFTW Portfolio or its affiliates, including personnel of your FFTW Portfolio’s transfer agent, FFTW’s investment adviser, FFTW’s administrator, AIFS, American Independence Funds’ transfer agent, or by broker-dealer firms. AIFS and FFTW will bear the cost of such solicitation.

Revoking Proxies

     An FFTW Portfolio shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

  by filing a written notice of revocation with your FFTW Portfolio’s administrator Vastardis Capital, or by returning a duly executed proxy with a later date before the time of the Meeting, or if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your FFTW Portfolio (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does NOT revoke a previously executed and returned proxy.

Outstanding Shares

     Only shareholders of record on March 20, 2008 (the “record date”) are entitled to notice of and to vote at the Meeting. As of the record date, the following number of shares of the Limited Duration Portfolio was outstanding.

Shares Outstanding
(as of March 20, 2008)
FFTW Limited Duration Portfolio	$12,347,733.218

Other Business

     Your FFTW Portfolio’s Board of Directors knows of no business to be presented consideration at the Meeting other than Proposals 1. If other business is properly brought before Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

     If, by the time scheduled for the Meeting, a quorum of shareholders of the Portfolio is not present or if a quorum is present but sufficient votes “for” the proposals have not been received, the persons named as proxies may propose the Meeting be postponed to another date and time, and the Meeting be held as adjourned within a reasonable time after the date set for the original Meeting. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will against such adjournment those proxies required to be voted against the proposal. Broker non-votes be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or adjournment is for more than 90 days of the original Meeting (in which case the Board of Directors your FFTW Portfolio will set a new record date), your FFTW Portfolio will give notice of the adjourned meeting to its shareholders.

Shareholders’ Proposals

     The Limited Duration Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Portfolio’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

Appraisal Rights

     If the Reorganization of your FFTW Portfolio is approved at the Meeting, shareholders of your FFTW Portfolio will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act, which supersede state law. Shareholders of your FFTW Portfolio, however, have the right to redeem their Fund shares until the closing date of the Reorganizations.

OWNERSHIP OF SHARES OF THE FFTW LIMITED DURATION PORTFOLIO

     To the knowledge of your Limited Duration Portfolio, as of March 20, 2008, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the Limited Duration Portfolio.

		Percent of the
	No. of Shares	Class Held by
		Shareholder
H E B Investments & Retirement Plan Trust	6,195,220.251	50.2%
Rockdale Health System, Inc	2,747,567.581	22.3%
Wells Fargo Bank NA	2,452,043.535	19.9%

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including approval of the Reorganization. As of March 20, 2008 H E B Investments & Retirement Plan Trust, owned approximately 50.2% of the shares of the Limited Duration Portfolio and will be able to cast the deciding vote on the proposals.

     As of March 20, 2008, the Directors and officers of your Limited Duration Portfolio, as a group, owned in the aggregate less than 1% of the outstanding shares of your FFTW Fund.

EXPERTS

FFTW Limited Duration Portfolio

     The financial statements and financial highlights of the FFTW Limited Duration Portfolio are incorporated by reference in the FFTW Annual Report for the most recent fiscal year end have been audited by Grant Thornton, LLP, independent registered public accounting firm, as set forth in their reports thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

American Independence Funds

     The financial statements and financial highlights of the American Independence Short-Term Bond Fund are incorporated by reference in the American Independence Funds Trust’s Annual Report for the most recent fiscal year end have been audited by Grant Thornton, LLP, independent registered public accounting firm, as set forth in their reports thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

     The FFTW Funds and the American Independence Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at http://www.sec.gov.

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“Management’s Discussion of Portfolio Performance” for American Independence Short-Term Bond Fund is contained in Annex A of this Proxy Statement/Prospectus.

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FFTW Funds, Inc.

Financial Highlights (continued)
Limited Duration Portfolio

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		For the Years Ended December 31,
For a share outstanding throughout the year:	2007	2006	2005	2004		2003
Per Share Data
Net asset value, beginning of year	$9.60	$9.57	$9.76	$9.96		$10.15
Increase (Decrease) From Investment
Operations
Investment income, net	0.46	0.43	0.40 *	0.31	*	0.34	*
Net realized and unrealized gain (loss) on
investments and financial futures contracts	0.06	(0.01)	(0.18)	(0.15)		(0.09)
Total from investment operations	0.52	0.42	0.22	0.16		0.25
Distributions
From investment income, net	(0.46)	(0.39)	(0.41)	(0.35)		(0.38)
From net realized gain on investments, financial
futures contracts and foreign currency
related transactions	-	-	-	(0.01)		(0.06)
Total distributions	(0.46)	(0.39)	(0.41)	(0.36)		(0.44)
Net asset value, end of year	$9.66	$9.60	$9.57	$9.76		$9.96
Total Return	5.66%	4.49%	2.31%	1.65%		2.49%
Ratios/Supplemental Data
Net assets, end of year (000's)	$117,725	$105,863	$113,884	$77,960		$124,072
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.46%	0.39%	0.38%	0.37%		0.35%
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.54%	0.43%	0.38%	0.37%		0.35%
Ratio of net investment income to average net
assets (a)	4.81%	4.28%	3.60%	3.13%		3.35%
Decrease in above expense ratios due to waiver
of investment advisory fees	0.20%	0.20%	0.20%	0.20%		0.20%
Portfolio Turnover	49%	154%	171%	191%		352%
(a) Net of waivers
* Calculation based on average shares outstanding

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Short-Term Bond Fund
Financial Highlights, Institutional Class
Selected data for a share outstanding throughout the period indicated.
	Year ended	Year ended	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 9.97	$ 9.97	$ 10.09	$ 10.17	$ 10.17
Investment Activities:
Net investment income	0.43	0.39	0.26	0.17	0.22
Net realized and unrealized gains (losses) from
investments	0.10	0.01	(0.08)	(0.05)	0.02
Total from Investment Activities	0.53	0.40	0.18	0.12	0.24
Distributions:
Net investment income	(0.43)	(0.40)	(0.29)	(0.18)	(0.24)
Net realized gains from investments	–	–*	(0.01)	(0.02)	–
Total Distributions	(0.43)	(0.40)	(0.30)	(0.20)	(0.24)
Net Asset Value, End of Period	$ 10.07	$ 9.97	$ 9.97	$ 10.09	$ 10.17
Total Return	5.48%	4.13%	1.76%	1.23%	2.41%
Ratios/Supplemental Data:
Net Assets at end of year (000’s)	$ 62,514	$ 56,247	$ 56,862	$ 58,125	$ 61,392
Ratio of expenses to average net assets	0.45%	0.52%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	4.32%	3.94%	2.70%	1.69%	2.13%
Ratio of expenses to average net assets (a)	0.94%	1.00%	1.34%	1.33%	1.33%
Portfolio turnover rate (b)	66.52%	32.38%	63.43%	68.14%	72.06%
* Amount is less than $0.005 per share.

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(a)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
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American Independence Short-Term Bond Fund
FFTW Limited Duration Portfolio
Schedule of Portfolio Investments
October 31, 2007

Security Description	Shares or Principal ($)			Value ($)		
	FFTW Limited Duration Portfolio - Advisor Class	American Independence Short-Term Bond Fund - Institutional Class	American Independence Short-Term Bond Fund - Institutional Class Pro Forma Combined	FFTW Limited Duration Portfolio - Advisor Class	American Independence Short-Term Bond Fund - Institutional Class	American Independence Short-Term Bond Fund - Institutional Class Pro Forma Combined
Asset Backed Securities (33.82%)						
Advanta Business Card Master Trust, Series 2005, Class C1, 5.51%, 8/22/2011 †	2,000,000		2,000,000	1,993,940		1,993,940
Aerco Limited, Series 2A, Class A4, 144A (Jersey), 5.61%, 7/15/2025 ^ †	2,903,250		2,903,250	2,758,088		2,758,088
Bank One Issuance Trust, Series 2003-A3, Class A3, 5.20%, 12/15/2010 † *	1,500,000		1,500,000	1,499,531		1,499,531
Bank One Issuance Trust, Series 2003-A7, Class A7, 3.35%, 3/15/2011	2,125,000		2,125,000	2,102,422		2,102,422
Bank One Issuance Trust, Series 2004-A1, Class A1, 3.45%, 10/17/2011	2,000,000		2,000,000	1,968,125		1,968,125
Brazos Student Loan Finance Corp., Series 1997-A2, 5.40%, 12/1/21 †		144,527	144,527		144,655	144,655
Capital Auto Receivables Asset Trust, Series 2005-SN1A, Class C, 6.34%, 12/15/2009 † *	1,500,000		1,500,000	1,502,433		1,502,433
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A2B, 144A, 5.14%, 1/20/2009 ^ † *	1,562,733		1,562,733	1,562,602		1,562,602
Capital One Master Trust, Series 2001-1, Class C Series, 144A, 6.26%, 12/15/2010 ^ † *	2,000,000		2,000,000	2,004,660		2,004,660
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 2M1, 5.47%, 3/25/2033 †	1,654,115		1,654,115	1,454,212		1,454,213
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 2M1, 5.47%, 5/25/2033 †	1,405,636		1,405,636	1,259,302		1,259,302
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/2009		586,342	586,342		583,298	583,298
Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1, 6.32%, 1/15/2010 † *	2,000,000		2,000,000	2,004,675		2,004,675
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6, 2.90%, 5/17/2010 *	1,325,000		1,325,000	1,310,254		1,310,254
Citibank Credit Card Issuance Trust, Series 2006-

A5, Class A5, 5.30%, 5/20/2011		3,000,000		3,000,000	3,023,921		3,023,921
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, 5.31%, 4/25/2036 †		2,000,000		2,000,000	1,861,920		1,861,920
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1 , 4.97%, 5/25/2036 †	*	368,007		368,007	367,767		367,767
Countrywide Home Equity Loan Trust,Series 2004-1, Class A, 5.38%, 2/15/2034 †			78,983	78,983		77,895	77,895
Credit-Based Asset Servicing and Securitization Series 2001-CB4, Class 1A1, 5.32%, 11/25/2033 †		2,047,166		2,047,166	2,027,295		2,027,295
Fannie Mae Grantor Trust Series 2003-T4, Class 1A, 4.98%, 09/26/2033 †			19,835	19,835		19,855	19,855
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 5.11%, 8/25/2031 †			25,698	25,698		25,703	25,703
FHLMC Structured Pass Through Securites, Series T-31, Class A7, 5.12%, 5/25/2031			256,267	256,267		253,595	253,595
FHLMC Structured Pass Through Securities, Series T-32, Class A1, 5.13%, 8/25/2031			59,719	59,719		59,992	59,992
Fifth Third Home Equity Loan Trust, Series 2003-1,Class A, 5.25%, 09/20/2023 †			196,374	196,374		191,222	191,222
First Horizon ABS Trust, Series 2001-HE1, Class A, 5.18% 01/25/2024			54,824	54,824		54,099	54,059
First Horizon ABS Trust, Series 2004-HE3, Class A, 5.16% 01/25/2034			99,785	99,785		98,445	98,445
First Home Equity Loan Trust, Series 2003-1, Class A, 5.25%, 01/20/2033			87,812	87,812		86,481	86,481
FNMA, Series 2002-W2, Class AF5 (Step), 6.44%, 6/25/2032		1,306,864		1,306,864	1,302,035		1,302,035
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 5.25% 3/25/2027			49,799	49,799		48,398	48,398
Gracechurch Card Funding plc, Series 3, Class C (United Kingdom), 6.36%, 3/15/2010 †	*	1,000,000		1,000,000	997,815		997,815
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 5.10%, 07/25/2029			83,808	83,808		82,538	82,538
GSR Mortgage Loan Trust, Series 2004-4, Class B1 , 7.31%, 4/25/2032 †		1,988,209		1,988,209	2,003,529		2,003,529
Honda Auto Receivables Owner Trust, Series2005-2, ClassA3, 3.93%, 01/15/2009	*		267,224	267,224		266,790	266,790
Household Automotive Trust, Series 2005-1, ClassA4, 4.35%, 6/18/2012			400,000	400,000		397,141	397,141
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, 7/15/2011		2,500,000		2,500,000	2,504,608		2,504,608
MSDWCC Heloc Trust,Series 2003-1, ClassA, 5.14%, 11/25/2015			71,479	71,479		70,506	70,506
Navistar Financial Corp. Owner trust, Series 2005-A, Class A3, 4.22%, 2/15/2010	*		345,935	345,935		343,576	343,576
Navistar Financial Dealer Note Master Trust, Series 1998-1, Class A, 5.03%, 7/25/2011 †		2,000,000		2,000,000	1,997,303		1,997,303
Onyx Acceptance Owner Trust, Series 2004-C, Class A4, 3.50%, 12/15/2011			182,726	182,726		181,370	181,370

Option One Mortgage Loan Trust, Series 2002-6, Class A2, 5.67%, 11/25/2032 †		2,794,466		2,794,466	2,696,842		2,696,843
Option One Mortgage Loan Trust, Series 2003-1, ClassA2, 5.71%, 2/25/2033			37,886	37,886		37,551	37,551
Permanent Financing plc, Series 2, Class 4A, Reg. S (United Kingdom), 5.94%, 12/10/2009 †	*	2,000,000		2,000,000	2,001,322		2,001,322
Providian Gateway Master Trust, Series 2004-FA, Class C, 144A, 4.05%, 11/15/2011 ^	*	2,000,000		2,000,000	1,998,750		1,998,750
Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AIIB, 5.53%, 5/25/2033 †		2,544,535		2,544,535	2,444,611		2,444,611
Residential Asset Mortgage Products, Inc., Series 2003-RS55, Class AI6 , 4.02%, 4/25/2033 †		1,734,784		1,734,784	1,651,650		1,651,650
Residential Asset Securities Corp., Series 2004-KS4, Class A2B3, 5.25%, 5/25/2034 †		3,000,000		3,000,000	3,000,402		3,000,402
Residential Funding Mortgage Securities, series 2003-HS3, Class A2B, 5.16%, 8/25/2033			76,262	76,262		74,800	74,800
Superior Wholesale Inventory Financing Trust, Series 2005-A12, Class A, 5.27%, 6/15/2010 †		2,500,000		2,500,000	2,492,718		2,492,718
USAA Auto Owner Trust, Series 2005-2, Class A3, 4.00%, 12/15/2009			360,830	360,830		359,442	359,442
Wachovia Asset Securitization, Inc. Series 2002-HE2, Class A, 5.30%, 12/25/2032			376,420	376,420		373,129	373,129
Wachovia Asset Securitization, Inc. Series 2003-HE2, Class AII1, 5.13%, 6/25/2033			53,694	53,694		53,532	53,532
World Financial Network Credit Card Master Trust, Series 2003-A, Class C2, 7.54%, 5/15/2012 †		2,000,000		2,000,000	2,016,428		2,016,428
Total Asset Backed Securities (Cost $ 60,375,054)					55,809,162	3,884,013	59,693,175
Collateralized Mortgage Obligations (18.84%)							
Banc of America Mortgage Securities, Series 2002-G, Class 2A1, 7.58%, 7/20/2032			2,868	2,868		2,899	
Bank of America Mortgage Securities, Series 2003-E, Class 2A2, 4.35%, 6/25/2033 †		379,329		379,329	377,860		377,860
Bank of America Mortgage Securities, Series 2004-L, Class 1A1, 4.21%, 1/25/2035 †		1,157,748		1,157,748	1,169,640		1,169,640
Bear Stearns Alt-A Trust, Series 2004-9, Class 3A1 , 5.21%, 9/25/2034 †		1,588,052		1,588,052	1,587,290		1,587,290
Bear Stearns Alt-A Trust, Series 2005-2, Class 2A5 , 4.64%, 4/25/2035 †		1,121,368		1,121,368	1,106,585		1,106,585
Citicorp Mortgage Securities, Inc., Series 2004-5, Class 1A29, 4.75%, 8/25/2034		2,059,671		2,059,671	2,031,784		2,031,784
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/2036		1,868,592		1,868,592	1,868,851		1,868,851
Countrywide Home Loans, Series 2005-11, Class 4A1, 5.14%, 4/25/2035			315,899	315,899		309,243	309,243
Countrywide Home LoanTrust, Series 2004-25, Class 1A3, 5.23%, 2/25/2035			142,306	142,306		140,847	140,847

Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 5.11%, 5/25/2032		279,115	279,115		279,196	279,196
FHLB, Series 00-0582, Class H, 4.75%, 10/25/2010	1,998,788		1,998,788	1,987,395		1,987,395
FHLMC Structured Pass Through Securities, Series T-63, Class 1A1, 6.18%, 2/25/2045		305,382	305,382		306,156	306,156
FHLMC Structured Pass Through Securities, SeriesT-54, Class 4A, 6.39%, 2/25/2043		122,833	122,823		124,374	124,374
FHLMC, Series 1689, Class F, 5.78%, 3/15/2024 †	1,569,136		1,569,136	1,574,192		1,574,192
FHLMC, Series 1689, Class FG, 5.78%, 3/15/2024 †	740,298		740,298	744,541		744,541
FHLMC, Series 2736, Class DB, 3.30%, 11/15/2026	2,245,088		2,245,088	2,194,745		2,194,745
FHMLC Structured Pass Through Securities, Series T-57, Class 1A2, 7.00%, 7/25/2043		635,357	635,357		659,182	659,182
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 2A1 , 6.25%, 11/25/2036	1,533,824		1,533,824	1,547,376		1,547,376
FNMA, Series 1993-9, Class FB, 6.28%, 1/25/2023 †	2,009,832		2,009,832	2,077,215		2,077,215
FNMA, Series 2002-7, Class FC, 5.62%, 1/25/2032 †	1,637,205		1,637,205	1,649,576		1,649,576
FNMA, Series 2003-6, Class JE, 5.50%, 9/25/2028	1,163,654		1,163,654	1,166,209		1,166,209
FNMA, Series 2005-57, Class CK, 5.00%, 7/25/2035	1,144,040		1,144,040	1,139,934		1,139,934
Freddie Mac, Series1694, Class PQ, 6.50%, 9/15/2023		35,629	35,629		35,668	35,668
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/2036	1,876,348		1,876,348	1,874,503		1,874,503
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%, 2/25/2033		77,529	77,529		77,589	77,589
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 5.03%, 3/15/2025		114,555	114,555		112,795	112,795
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 5.21%, 4/25/2028		95,052	95,052		92,327	92,327
Residential Accreditation Loans, Inc., Series 2006-QS7, Class A1, 6.00%, 6/25/2036	1,896,429		1,896,429	1,904,655		1,904,655
Residential Asset Securitization Trust, Series 2006-A1, Class 1A6, 5.37%, 4/25/2036 †	1,897,303		1,897,303	1,837,246		1,837,246
Sequoia Mortgage Trust, Series 10, Class 1A, 5.40%, 10/20/2027 †		93,130	93,130		92,950	92,950
Sequoia Mortgage Trust, Series 5, Class 1A, 5.35%, 9/20/2032 †		109,798	109,798		109,804	109,804
Structured Adjustable Rate Mortgage Loan, Series 2004-20, Class 1A1, 5.06%, 1/25/2035 †	782,902		782,902	797,039		797,039
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 3.83%, 3/25/2033		54,732	54,732		54,533	54,533
Washington Mutual, Series 2005-AR1, Class 5.19%,

1/25/2045			169,522	169,522		166,765	166,765
Washington Mutual, Series 2006-AR2, Class A1B, 5.87%, 4/25/2046 †		2,108,166		2,108,166	2,061,015		2,061,015
Total Collateralized Mortgage Obligations (Cost $ 33,385,429)					30,697,651	2,564,328	33,259,080
Corporate Bonds (2.04%)							
Alcan Inc., 6.25%, 11/1/2008			170,000	170,000		171,333	171,333
Amsouth Bancorp, 6.12%, 3/1/2009			100,000	100,000		101,469	101,469
General Electric Capital Corp., Series A, 5.25%, 10/27/2009			1,250,000	1,250,000		1,262,354	1,262,354
General Electric Capital Corp., 3.75%, 12/15/2009			500,000	500,000		488,116	488,116
Hartford Life Global Funding, 5.86%, 9/15/2009			200,000	200,000		199,784	199,784
IBM International Group Capital, 5.05%, 10/22/2012			700,000	700,000		699,682	699,682
Merrill Lynch & Co, Series B, 5.45%, 1/2/2008 †	•		100,000	100,000		99,991	99,991
National City Bank, 4.72%, 2/7/2008			200,000	200,000		199,933	199,933
Praxair Inc., 6.50%, 3/1/2008	•		125,000	125,000		125,628	125,628
Sovereign Bank, 4.00%, 2/1/2008	•		250,000	250,000		249,150	249,150
Total Corporate Bond (Cost $ 3,588,312)						3,597,440	3,597,440
Medium Term/Senior Note (0.43%)							
Goldman Sachs Group, Inc., 6.65%, 5/15/2009			750,000	750,000		766,014	766,014
Total Medium Term/Senior Note (Cost $ 767,037)						766,014	766,014
Taxable Municipal Bonds (1.61%)							
Brazos, TX Series A-11, 5.35%, 12/1/2038	•		600,000	600,000		600,000	600,000
Higher Education Loan Authority Revenue, Series N, 6.15%, 7/1/2032			400,000	400,000		400,000	400,000
Indiana Bd Bk Rev Series Class In Bd Bk-Txb-8A-Sch 5, 3.69%, 1/15/2008	•		275,000	275,000		274,346	274,346
Panhandle-Plains, Series A-3, 5.18%, 4/1/2031			600,000	600,000		600,000	600,000
Pennsylvania St Higher Ed Asst Series Class Pa Hgr Ed-Txb-Y1-Rams, 5.125%, 9/1/2043			600,000	600,000		600,000	600,000

Michigan GO, 3.99%, 11/1/2007	*		375,000	375,000		375,000	375,000
Total Taxable Municipal Bonds (Cost $ 2,849,353)						2,849,346	2,849,346
U.S. Government Agency Pass-Through Securities (4.09%)							
Fannie Mae, 4.11%, 5/1/2034, Pool #784365			106,012	106,012		105,961	105,961
Fannie Mae, 4.32%, 9/1/2034, Pool # 725897 †		1,179,858		1,179,858	1,166,185		1,166,185
Fannie Mae, 4.37%, 6/1/2034, Pool #789463			321,253	321,253		318,972	318,972
Fannie Mae, 4.50%, 4/1/2013, Pool #254717			713,754	713,754		706,473	706,473
Fannie Mae, 4.83%, 1/1/2035, Pool #810896			518,546	518,546		519,751	519,751
Fannie Mae, 5.04%, 7/1/2035, Pool #834933			706,497	706,497		709,416	709,416
Fannie Mae, 5.14%, 10/1/2035, Pool # 840667 †		3,345,220		3,345,220	3,358,019		3,358,019
Fannie Mae, 5.50%, 1/1/2010, Pool #687086			158,093	158,093		158,401	158,401
Fannie Mae, 5.77%, 11/1/2021, Pool #365421			73,436	73,436		74,765	74,765
Fannie Mae, 6.33%, 4/1/2040, Pool #357072			17,600	17,600		17,617	17,617
Fannie Mae, 6.50%, 12/1/2016, Pool #545927			38,402	38,402		39,499	39,499
Fannie Mae, 8.50%, 8/1/2030, Pool #542611			13,835	13,835		14,863	14,863
Freddie Mac, 7.22%, 4/1/2029, Pool # 846367			13,886	13,886		13,973	13,973
Union Planters, 8.98%, 5/25/2015, Pool #502966			14,776	14,776		15,255	15,255
Total U.S. Government Agency Pass-Through Securities (Cost $ 7,264,942)					4,524,204	2,694,946	7,219,150
U.S. Government Agency Securities (15.73%)							
Fannie Mae, 5.25%, 12/3/2007	*		250,000	250,000		250,108	250,108
Fannie Mae, 5.40%, 2/1/2008	*		500,000	500,000		500,837	500,837
Fannie Mae, 5.25%, 6/11/2008	*		1,000,000	1,000,000		1,000,651	1,000,651
Fannie Mae, 4.50%, 2/15/2011			5,000,000	5,000,000		5,014,324	5,014,324
Fannie Mae, 5.13%, 4/15/2011

1,000,000	1,000,000		1,021,493	1,021,493
Fannie Mae, 4.88%, 5/18/2011		4,000,000	4,000,000		4,043,644	4,043,644
Federal Farm Credit Bank, 5.03%, 3/14/2008	*	500,000	500,000		500,840	500,840
Federal Farm Credit Bank, 5.20%, 5/2/2008	*	500,000	500,000		501,427	501,427
Federal Farm Credit Bank, 5.08%, 3/16/2009		1,000,000	1,000,000		1,008,658	1,008,658
Federal Home Loan Bank, 5.13%, 12/18/2007	*	750,000	750,000		750,367	750,367
Federal Home Loan Bank, 5.20%, 1/9/2008	*	750,000	750,000		750,652	750,652
Federal Home Loan Bank, 5.25%, 2/5/2008	*	1,000,000	1,000,000		1,001,371	1,001,371
Federal Home Loan Bank, 5.10%, 3/6/2008	*	750,000	750,000		751,034	751,034
Federal Home Loan Bank, 5.13%, 4/16/2008	*	500,000	500,000		501,045	501,045
Federal Home Loan Bank, 5.13%, 6/13/2008		100,000	100,000		100,306	100,306
Federal Home Loan Bank, 5.09%, 10/7/2008		500,000	500,000		502,615	502,615
Federal Home Loan Bank, 5.00%, 10/2/2009		500,000	500,000		505,911	505,911
Federal Home Loan Bank, 4.88%, 5/14/2010		2,000,000	2,000,000		2,023,386	2,023,386
Freddie Mac, 5.05%, 2/14/2008	*	1,000,000	1,000,000		1,001,273	1,001,273
Freddie Mac, 4.63%, 12/19/2008		1,000,000	1,000,000		1,001,804	1,001,804
Freddie Mac, 4.75%, 3/5/2009		1,000,000	1,000,000		1,004,232	1,004,232
Freddie Mac, 5.25%, 11/20/2009	*	500,000	500,000		500,082	500,082
Freddie Mac, 4.00%, 4/6/2010	*	1,000,000	1,000,000		989,602	989,602
Freddie Mac, 4.63%, 10/25/2012		2,500,000	2,500,000		2,497,063	2,497,063
Small Business Administration, 7.88%, 5/1/2010		38,702	38,702		39,417	39,417
Total U.S. Government Agency Securities (Cost $ 27,526,301)				-	27,762,142	27,762,142

U.S. Treasury Obligations (19.75%)

U.S. Treasury Notes, 3.75%, 5/15/2008		1,000,000	1,000,000	997,734	997,734
U.S. Treasury Note, 4.88%, 5/31/2008	*

7,700,000		7,700,000	7,730,076		7,730,076
U.S. Treasury Notes, 3.25%, 8/15/2008			2,895,000	2,895,000		2,874,871	2,874,871
U.S. Treasury Notes, 4.88%, 8/31/2008			1,500,000	1,500,000		1,508,437	1,508,437
U.S. Treasury Note, 4.88%, 6/30/2009		3,000,000		3,000,000	3,043,359		3,043,359
U.S. Treasury Notes, 3.63%, 7/15/2009			4,000,000	4,000,000		3,978,124	3,978,124
U.S. Treasury Notes, 4.25%, 10/15/2010			7,000,000	7,000,000		7,056,329	7,056,329
U.S. Treasury Note, 4.25%, 1/15/2011		7,600,000		7,600,000	7,659,371		7,659,371
Total U.S. Treasury Obligations (Cost $ 34,523,355)					18,432,806	16,415,495	34,848,301
Short-Term Investments (3.59%)							
Money Market (0.76%)							
American Beacon Money Market Fund			1,347,023	1,347,023		1,347,023	1,347,023
Time Deposits (2.72%)							
Deutsche Bank Financial LLC, 4.80%, 11/1/2008	*	4,600,000		4,000,000	3,999,467		3,999,467
Investors Bank & Trust Co., 4.50%, 11/1/2008		791,000		791,000	791,000		791,000
U.S. Treasury Obligation (0.11%)							
U.S. Treasury Bill, 4.88%, 11/15/2007 *	*	200,000		200,000	199,736		199,736
Total Short-Term Investments (Cost $ 6,337,188)					4,990,203	1,347,023	6,337,226
Total Investments							
(Cost $ 176,616,952) (a) — 99.91%					114,454,026	61,880,747	176,334,773
Other assets in excess of liabilities — 0.09%					(492,442)	648,221	155,779
NET ASSETS — 100.00%					$ 113,961,584	$ 62,528,968	$ 176,490,552

Future Contracts	Number of Contracts			Notional Value			FFTW Limited Duration Portfolio - Advisor Class	American Independence Short-Term Bond Fund - Institutional Class	American Independence Short-Term Bond Fund - Institutional Class Pro Forma Combined
							Unrealized Depreciation		
December 2007 2-Year U.S. Treasury Note	152	-	152	31,480,625	-	31,480,625	169	-	169

(a) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities

* - Securities which have been sold, matured or called since October 31, 2007 as of May 6, 2008 and therefore, are no longer reflected in the funds' portfolios and would not be in the pro forma combined portfolio after the reorganization is effective.

† - Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2007.

^ - Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities were valued at $8,324,100 or 4.72% of net assets.

* - Rate indicates yield to maturity.

GO - General Obligation

Reg. S - In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $2,001,322, or 1.13% of net assets.

Step - A zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

American Independence Short-Term Bond Fund
FFTW Limited Duration Portfolio
Pro Forma Combining Statements of Assets and Liabilities
October 31, 2007 (unaudited)

	FFTW Limited Duration Portfolio - Advisor Class	American Independence Short-Term Bond Fund - Institutional Class	Adjustments		American Independence Short-Term Bond Fund - Institutional Class Pro Forma Combined
Assets					
Investments, at cost	$ 115,007,342	$ 61,609,608	$ -		$ 176,616,950
Investments, at value	114,454,024	61,880,747	-		176,334,771
Cash	650	-	-		650
Interest and dividends receivable	640,934	562,997	-		1,203,931
Receivable for capital shares issued	-	221,607	-		221,607
Receivable from Investment Adviser	12,890	27,295	-		40,185
Prepaid expenses	-	13,143	-		13,143
Total assets	115,108,498	62,705,789	-		177,814,287
Liabilities					
Distributions payable	$ -	$ 72,802	$ -		$ 72,802
Payable for investments purchased	1,003,316	-	-		1,003,316
Payable for-for capital shares redeemed	-	28,641	-		28,641
Variation Margin Payable	68,875	-	-		68,875
Accrued expenses and other payables:					
Investment advisory	-	22,441	-		22,441
Administration	12,750	10,477	-		23,227
Distribution and Service	-	3	-		3
Other	61,973	42,457	-		104,430
Total liabilities	1,146,914	176,821	-		1,323,735
Net Assets	$ 113,961,584	$ 62,528,968	$ -		$ 176,490,552
Composition of Net Assets					
Capital	$ 117,819,898	$ 62,524,407	$ -		$ 180,344,305
Accumulated net investment income	183,373	-	-		183,373
Accumulated net realized gains (losses) from investment transactions	(3,590,103)	(266,578)	-		(3,856,681)
Unrealized appreciation	(451,584)	271,139	-		(180,445)
Net Assets	$ 113,961,584	$ 62,528,968	$ -		$ 176,490,552
Net Assets By Share Class:					
Institutional Class	$ 113,961,584	$ 62,513,838	$ -		$ 176,475,422
Class A Shares	-	15,130	-		15,130
Net Assets	$ 113,961,584	$ 62,528,968	$ -		$ 176,490,552
Shares Outstanding (unlimited number of shares authorized @ $0.001 par value):					
Institutional Class Shares	11,851,390	6,210,367	(534,450)	(a)	17,527,307
Class A Shares	-	1,503	-		1,503
Net Asset Value, Offering price and Redemption Price per share:					
Institutional Class Shares	$9.62	$10.07	-		$10.07
Class A Shares	NA	$10.07	-		$10.07
Maximum sales charge:					
Class A Shares	NA	2.25%	-		2.25%
Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge) of net asset value adjusted to the nearest cent)					
Class A Shares	NA	$10.30	-		$10.30

(a) Adjustment to reflect share balance as a result of the combination.
(See Notes to Pro Forma Financial Statements)

American Independence Short-Term Bond Fund
FFTW Limited Duration Portfolio
Pro Forma Combining Statements of Operations
October 31, 2007 (unaudited)

	FFTW Limited Duration Portfolio - Advisor Class	American Independence Short-Term Bond Fund - Institutional Class	Adjustments		American Independence Short-Term Bond Fund - Institutional Class Pro Forma Combined
Investment Income:					
Interest	$ 5,726,481	$ 2,752,604	$ -		$ 8,479,085
Dividend	-	96,585	-		96,585
Total Investment Income	5,726,481	2,849,189	-		8,575,670
Expenses:					
Investment management fees	374,836	238,727	53,565	(a)	667,128
Administration fees	82,323	89,523	36,682	(b)	208,528
Distribution fees - Class A Shares	-	34	-		34
Service fees - Class A Shares	-	34	-		34
Custody and Accounting expenses	50,424	66,705	(25,129)	(c)	92,000
Compliance fees	15,980	7,137	3,793	(d)	26,910
Transfer Agent fees	2,226	28,562	(788)	(e)	30,000
Trustee fees	48,545	11,623	(35,137)	(f)	25,031
Registration expenses	4,265	56,279	(25,544)	(g)	35,000
Legal expense	25,530	21,221	(1,751)	(g)	45,000
Audit expense	46,932	14,690	(33,122)	(g)	28,500
Interest expense	101,306	-	-		101,306
Other expenses	14,939	28,043	(7,982)	(g)	35,000
Total expenses before fee reductions	767,306	562,578	(35,413)		1,294,471
Expenses reduced by:					
Adviser	(214,128)	(293,866)	65,558	(a)	(442,436)
Distributor	-	(27)	-		(27)
Net Expenses	553,178	268,685	30,145		852,008
Net Investment Income	5,173,303	2,580,504	(30,145)		7,723,662
Realized and unrealized gains (losses) from investments, futures, and foreign currency transactions:					
Net realized gains from investment transactions	15,033	2,438	-		17,471
Net realized gains from futures transactions	311,720	-	-		311,720
Net change in unrealized appreciation/depreciation from investments	(410,402)	625,045	-		214,643
Net change in unrealized appreciation/depreciation from foreign currency translation	(101,414)	-	-		(101,414)
Net realized and unrealized gains (losses)	(185,063)	627,483	-		442,420
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,988,240	$ 3,207,987	$ (30,145)		$ 8,166,082

(See Notes to Pro Forma Financial Statements)

American Independence Short-Term Bond Fund
FFTW Limited Duration Portfolio
Notes to Pro Forma Financial Statements
Year Ended October 31, 2007 (Unaudited)

Note 1. Fund Organization

American Independence Short-Term Bond Fund, ("Fund") a series of American Independence Funds Trust ("Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust consists of 14 separate series.

The Fund consists of three classes of shares: Institutional Class, Class A and Class C. All shareholders bear the common expenses of the Fund based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of American Independence Short-Term Bond Fund and FFTW Limited Duration Portfolio (individually referred to as the "Fund", or collectively as the "Funds"), for the year ended October 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2007.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FFTW Limited Duration Portfolio Advisor Class shares for Institutional Class shares of American Independence Short-Term Bond Fund. Under generally accepted accounting principles, American Independence Short-Term Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended October 31, 2007, American Independence Short-Term Bond Fund paid and FFTW Limited Duration Portfolio would have paid investment advisory fees computed at the annual rate of 0.40% and 0.35%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by American Independence Financial Services LLC and Fischer Francis Trees & Watts, Inc. and its affiliates.

Note 3. Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable.

Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies.

Note 4. Capital Shares

The Pro Forma Institutional Class shares net asset value per share assumes the issuance of 11,316,940 Institutional Class shares of the American Independence Short-Term Bond Fund in exchange for 11,851,390 shares of the Advisor Class shares of the FFTW Limited Duration Portfolio which would have been issued at October 31, 2007 in connection with the proposed reorganization.

Note 5. Pro Forma Adjustments

(a) American Independence Financial Services LLC ("AIFS"), receives for its services an annual investment management fee equal to 0.40% of the average daily net assets of the American Independence Short-Term Bond Fund, a series of American Independence Funds Trust (the "AI Fund"). Fischer Francis Trees & Watts, Inc. serves as investment advisor to the FFTW Limited Duration Portfolio (the "FFTW Portfolio") and receives for its services an annual investment management fee equal to 0.35% of the average daily net assets of the Portfolio. An adjustment to the combined investment management fee reflects management fees charged at 0.40% of the pro forma combined fund's average daily net assets.

The Advisor has agreed to contractually waive all or a portion of its investment management fee and/or reimburse certain operating expenses of the AI Fund in order to limit the AI Fund's Institutional Class shares total operating expenses to no more than 0.45% of average daily net assets through March 1, 2009. From March 1, 2009 through April 1, 2013, AIFS has further contractually agreed to reduce the management fee and reimburse expenses in order to keep the total annual fund operating expenses at 0.47% for the AI Fund's Institutional Class. An adjustment to the expense reductions reflects contractual fee cap of 0.45% of the pro forma combined fund's average daily net assets.

(b) AIFS serves as administrator to the AI Fund and provides certain administrative personnel and services necessary to operate the AI Fund. Vastardis Financial Services LLC ("Vastardis") serves as the sub-administrator to the AI Fund. The fees paid to AIFS and Vastardis are 0.075% and 0.05%, respectively, of the Fund's average daily net assets. Vastardis served as administrator to the FFTW Portfolio and received a fee at an annual rate based on the FFTW Portfolio's average daily net assets. An adjustment to the combined administrative fee reflects the fee structure of the AI Fund on the pro forma combined fund's average daily net assets.

(c) Adjustment to reflect custodian and fund accounting fees resulting from the combining of two portfolios into one based on the contracts between the service providers and the AI Fund.

(d) Adjustment based on the engagement letter with the compliance service provider of the AI Fund.

(e) Adjustment to reflect transfer and dividend disbursing agent fees and expenses due to the combining of two portfolios into one based on the contract between the transfer agent and the AI Fund.

(f) Adjustment based on the trustee compensation plan for the AI Fund.

(g) Adjustment to reflect the combining of two portfolios into one.

Note 6. Federal Income Tax Consequences

As a condition to the Reorganization, FFTW Limited Duration Portfolio will receive an opinion of counsel, substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code ("Code") and the regulations thereunder, current administrative rules and court decisions, for federal income tax purposes:

1. The acquisition by Short-Term Bond Fund of substantially all of the properties of Limited Duration Portfolio in exchange solely for Short-Term Bond Fund shares and the assumption of all stated liabilities of Limited Duration Portfolio by Short-Term Bond Fund followed by the distribution of Short-Term Bond Fund shares to the Limited Duration Portfolio shareholders in exchange for their Limited Duration Portfolio shares in complete liquidation and termination of Limited Duration Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code.

2. Limited Duration Portfolio will not recognize gain or loss upon the transfer of substantially all of its assets to Short-Term Bond Fund in exchange solely for Short-Term Bond Fund shares and the assumption of all stated liabilities of Limited Duration Portfolio, except that Limited Duration Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

3. Limited Duration Portfolio will not recognize gain or loss upon the distribution to its shareholders of the Short-Term Bond Fund Shares received by Limited Duration Portfolio in the Reorganization.

4. Short-Term Bond Fund will recognize no gain or loss upon receiving the properties of Limited Duration Portfolio in exchange solely for Short-Term Bond Fund shares.

5. The adjusted basis to Short-Term Bond Fund of the properties of Limited Duration Portfolio received by Short-Term Bond Fund in the reorganization will be the same as the adjusted basis of those properties in the hands of Limited Duration Portfolio immediately before the exchange.

6. Short-Term Bond Fund's holding periods with respect to the properties of Limited Duration Portfolio that Short-Term Bond Fund acquires in the transaction will include the respective periods for which those properties were held by Limited Duration Portfolio (except where investment activities of Short-Term Bond Fund have the effect of reducing or eliminating a holding period with respect to an asset).

7. The Limited Duration Portfolio Shareholders will recognize no gain or loss upon receiving Short-Term Bond Fund shares solely in exchange for Limited Duration Portfolio shares.

8. The basis of the Short-Term Bond Fund shares received by a Limited Duration Portfolio shareholder in the transaction will be the same as the basis of Limited Duration Portfolio shares surrendered by the Limited Duration Portfolio shareholder in exchange therefor.

9. An Limited Duration Portfolio Shareholder's holding period for the Short-Term Bond Fund Shares received by the Limited Duration Portfolio Shareholder in the transaction will include the holding period during which the Limited Duration Portfolio Shareholder held Limited Duration Portfolio Shares surrendered in exchange therefor, provided that the Limited Duration Portfolio Shareholder held such shares as a capital asset on the date of Reorganization.

10. The Trust treats each Fund as a separate entity for federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or the Acquired Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

It is not anticipated that there will be material sales of portfolio securities by the FFTW Funds, Inc. or the American Independence Funds Trust in connection with the Reorganization.

Shareholders of the FFTW Limited Duration Portfolio should consult their tax advisors regarding the effect of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences of the Reorganization.

Before its Reorganization, FFTW Limited Duration expects to distribute ordinary income and realized capital gains (after reduction for any capital loss carry forward), if any, to shareholders.

The following funds had the following tax basis appreciation or (depreciation) as of each fund's fiscal year end.

Fund (Fiscal Year End)	**Appreciation/ (Depreciation)**
American Independence Short-Term Bond Fund (10/31/2007)	$ 271,139
FFTW Limited Duration Portfolio (12/31/2007)	$ (385,985)

Note 7. Limits On Utilization of Capital Loss Carryover

In a tax-free reorganization, capital losses of the Target Fund are carried over to the Acquiring Fund on the transfer date. There are several rules that limit the ability of one fund to utilize the capital losses of another fund after the transfer date and each rule needs to be evaluated independently. Where more than one rule applies, the most restrictive will govern the amount of the carryover.

1. The capital loss of the Target Fund that may be utilized in the first tax year ending after the merger is limited by the following formula (the "Section 381 limitation"):

Acquiring Fund Net Capital Gain Before Carryforward (for its entire fiscal year)	X	Days Remaining in the Year After the Merger --- Total Number of Days in Tax Year

2. A second rule (the "Section 382 limitation") limits the use of capital loss carryforwards when there is an "ownership change" as defined by the Internal Revenue Code. In virtually all mergers involving mutual funds, an ownership change will occur. The smaller fund (whether it is the Target or the Acquiring Fund) will experience the ownership change and the Section 382 limitation applies to it. The limitation is calculated by multiplying the value (immediately before the merger) of the fund which has the ownership change by the "Long Term Tax-Exempt Rate." The current long-term tax-exempt rate ("LTTXR") is updated monthly and may be found via the IRS's website: .irs.gov/irb/.

3. A third rule applies if the fund with the ownership change has unrealized "built-in gains" or "built-in losses." A calculation must be done on the transfer date by comparing the fund's total portfolio assets to the tax basis of those assets immediately before the merger. If the difference exceeds a statutory threshold (the lesser of 15% of total assets or $10,000,000), then the fund has an unrealized built-in gain or loss and is subject to additional limits.

If the fund has an unrealized built-in gain, then the Section 382 limitation discussed above is increased by any such gains recognized in the five years following the merger. This increase, however, is limited to the net unrealized built-in gain at the transfer date less any previous recognition of such gains that increased the Section 382 limitation in prior years.

If the fund has an unrealized built-in loss, then any recognition of those losses for five years after the merger will be treated as a pre-merger loss and subject to the Section 382 limitation (in effect decreasing the loss limitations). This decrease, however, is limited to the net unrealized built-in loss at the transfer date less any previous recognition of such losses that decreased the Section 382 limitation in prior years.

4. Finally, a fourth rule (the "Section 384 limitation") states that if either of the funds involved in a merger have unrealized built-in gains, such gains that are recognized in the five years after the merger may not be offset by the other fund's pre-acquisition losses, such as capital loss carryovers.

Draft

EXHIBIT A--FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the __ day of ______ 2008, by and between American Independence Funds Trust, a Delaware business trust (the “Acquiring Trust”), on behalf of the International Bond Fund, Short-Term Bond Fund, Global Inflation-Indexed Hedged Fund and U.S. Inflation-Indexed Fund (the “Acquiring Funds”), with its principal place of business at 335 Madison Avenue, Mezzanine, New York, NY 10017, and FFTW Funds, Inc., a Maryland corporation (“FFTW Funds”), on behalf of the Limited Duration Portfolio, the International Portfolio, the U.S. Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio (the “Acquired Funds”), with its principal place of business at 200 Park Avenue, 46th Floor, New York, NY 10166. The Acquiring Funds and the Acquired Funds are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

     This Agreement is intended to be and is adopted as a plan of a “reorganization” as defined in Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations there under. Each reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange solely for (A) the issuance of shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the corresponding Acquired Fund, and (B) the assumption by each Acquiring Fund of the known liabilities that are included in the calculation of the corresponding Acquired Fund’s net asset value on the closing date of the Reorganization (the “Closing Date”) (collectively, the “Assumed Liabilities”), and (2) the distribution by each Acquired Fund, on or promptly after the Closing Date as provided herein, of the corresponding Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties to this Agreement intend that each reorganization will qualify as a “reorganization” as defined in Section 368(a)(1) of the Code. The terms of this Agreement shall apply separately to each Acquired Fund and its corresponding Acquiring Fund:

Acquired Fund FFTW International Portfolio FFTW Limited Duration Portfolio FFTW Global Inflation-Indexed Hedged Portfolio FFTW U.S. Inflation-Indexed Portfolio	Acquiring Fund International Bond Fund Short-Term Bond Fund Global Inflation-Indexed Hedged Fund U.S. Inflation-Indexed Fund

     WHEREAS, the Acquiring Trust and FFTW Funds are each registered investment companies classified as management companies of the open-end type.

     WHEREAS, the Acquiring Fund is authorized to issue unlimited shares of beneficial interest.

     WHEREAS, the Board of Directors of FFTW Funds and the Board of Trustees of the Acquiring Trust have determined that the Reorganization is in the best interests of the Acquired Fund shareholders and the Acquiring Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

1.	NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows: TRANSFER OF
ASSETS OF EACH ACQUIRED FUND IN EXCHANGE FOR EACH CORRESPONDING ACQUIRING FUND SHARES AND ASSUMPTION OF THE KNOWN LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.
1.1.

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Acquired Assets”) to its corresponding Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and each Acquiring Fund agrees in exchange therefor: (i) to issue to its corresponding Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate NAV equal to the aggregate NAV of the corresponding Acquired Fund attributable to the corresponding class of the Acquired Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume all known liabilities that are included in the calculation of the corresponding Acquired Fund’s net asset value. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2.

1.2.a. The Acquired Assets shall consist of all of each Acquired Fund’s assets and property, including, without limitation, all cash, portfolio securities and instruments, commodities and futures interests and dividends and interest receivables that are owned by each Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of each Acquired Fund on the closing date, goodwill, contractual rights and chooses in action of each Acquired Fund or FFTW Funds in respect of such Acquired Fund, all other intangible property owned by or attributable to each Acquired Fund, originals or copies of all books and records of the Acquired Funds, and all other assets of each Acquired Fund on the Closing Date (collectively, “Assets”). The Acquiring Fund shall also be entitled to receive (or, to the extent agreed upon between FFTW Funds and the Acquiring Trust, be provided access to) copies of all records that FFTW Funds is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder, to the extent such records pertain to each Acquired Fund.

1.2. b. Each Acquired Fund has provided the corresponding Acquiring Fund with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement, and each Acquiring Fund has provided the corresponding Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund.

1.3.	Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.
1.4.

On, or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), FFTW Funds shall liquidate each Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), the corresponding Acquiring Fund Shares received by each Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares that have an aggregate NAV equal to the aggregate NAV of each class of shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) held by such Acquired Fund Shareholder of record on the Closing Date. Such liquidation and distribution will be accomplished by FFTW Funds instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of each corresponding Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. FFTW Funds shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.

Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

1.6.

Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of each Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.

Any reporting responsibility of FFTW Funds with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of FFTW Funds.

2.	VALUATION
2.1.

The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the “Valuation Time”). The NAV of each Acquiring Fund Share shall be computed by JPMorgan World Wide Security Services (the “Acquiring Fund Accountant”) in the manner set forth in the

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Acquiring Funds’ Declaration of Trust (the “Declaration”), or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information. The NAV of the Acquired Fund shall be computed by State Street Bank & Trust Company (the “Acquired Fund Accountant”) by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the known liabilities of the Acquired Fund on the Closing Date included on the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to Paragraph 5.7 (the “Statement of Assets and Liabilities”). The Acquired Fund Accountant shall value all assets and liabilities in the manner set forth in the Acquired Fund’s then current prospectus and statement of additional information. The Acquired Fund Accountant shall have the right to review, confirm and verify the calculation of the NAV of the Acquiring Fund Shares.

2.2.

The number of Acquiring Fund Shares to be issued to each corresponding Acquired Fund (including fractional shares, if any) in exchange for the Acquired Assets shall be determined by the Acquiring Fund Accountant by dividing the NAV of the Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3.

Each Acquiring Fund and each corresponding Acquired Fund shall cause the Acquiring Fund Accountant and the Acquired Fund Accountant, respectively, to deliver a copy of its valuation report to the other party at Closing. All computations of value shall be made by the Acquiring Fund Accountant and the Acquired Fund Accountant in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3.	CLOSING AND CLOSING DATE
3.1.

The Closing Date shall be May 9, 2008, or such later date as the parties may agree to in writing. All acts necessary to consummation the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern Time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Dechert LLP, 30 Rockefeller Plaza, New York, New York, or at such other place as the parties may agree.

3.2.

Portfolio securities that are held other than in book-entry form in the name of State Street Bank & Trust Company shall be duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by State Street Bank (the “Acquired Fund Custodian”) in book-entry form on behalf of each Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company (State Street) to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by each Acquiring Fund on the Acquiring Fund Custodian’s records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

3.3.

The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to each Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

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3.4.

If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund Shares pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.

Each Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of each class of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by both the President or a Secretary of FFTW Funds and its Treasurer or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from FFTW Funds’ records by such officers or one of FFTW Funds’ service providers. Each Acquiring Fund shall issue and deliver to each corresponding Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.	REPRESENTATIONS AND WARRANTIES
	4.1.	EXCEPT AS SET FORTH ON A DISCLOSURE SCHEDULE PREVIOUSLY PROVIDED BY FFTW FUNDS TO THE ACQUIRING TRUST (WHICH DISCLOSURE SCHEDULE SHALL

BE ORGANIZED BY THE SECTIONS OF THIS SECTION 4.1 AND ANY DISCLOSURE SHALL ONLY MODIFY THE PORTIONS OF THIS SECTION 4.1 EXPRESSLY IDENTIFIED IN SUCH SCHEDULE), FFTW FUNDS, ON BEHALF OF EACH ACQUIRED FUND, REPRESENTS, WARRANTS AND COVENANTS TO THE CORRESPONDING ACQUIRING FUND, WHICH REPRESENTATIONS, WARRANTIES AND COVENANTS WILL BE TRUE AND CORRECT ON THE DATE HEREOF AND ON THE CLOSING DATE AS THOUGH MADE ON AND AS OF THE CLOSING DATE, AS FOLLOWS:

4.1.

a. The Acquired Fund is a series of FFTW Funds. FFTW Funds is a corporation validly existing and in good standing under the laws of the state of Maryland and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund’s shareholders, to perform its obligations under this Agreement. To the best of its knowledge, each Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. To the best of its knowledge, FFTW Funds and each Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

4.1.

b. FFTW Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

		4.1.	c. To the best of its knowledge, FFTW Funds is not in material violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of each Acquired Fund will not result in a material violation of, any provision of FFTW Funds’ Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to an Acquired Fund to which FFTW Funds is a party or by which an Acquired Fund or any of its assets are bound;

4.1.

d. To the best knowledge of FFTW Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets.

To the best knowledge of FFTW Funds, each Acquired Fund knows of no facts that might form the basis for the institution of such proceedings. To the best knowledge of FFTW Funds, neither FFTW Funds nor any Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon an Acquiring Fund as the successor to a corresponding Acquired Fund;

4.1.

e. To the best of its knowledge, each Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the corresponding Acquiring Fund);

4.1.

f. The statement of assets and liabilities of each Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended December 31, 2007, have been audited by Grant Thornton LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of each Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, and to the best of its knowledge, each Acquired Fund will not have any known or contingent liabilities on the Closing Date.

No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

4.1.

g. Since the most recent fiscal year end, except as specifically disclosed in each Acquired Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended June 30, 2007, there has not been, to the best of its knowledge, any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by each Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities.

For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement),

a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in an Acquired Fund’s portfolio or a decline in net assets of an Acquired Fund as a result of redemptions shall not constitute a material adverse change;

4.1.h.

4.1.h.A. For each taxable year of its operation since its inception, the Acquired Fund has met, and for the current taxable year through the Closing Date it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b) (3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

4.1.h.B. Each Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. Each Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and each Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

4.1.h.C. Each Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable;

4.1.h.D. The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

4.1.h.E. Each Acquired Fund has not been notified in writing that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

4.1.h.F. Each Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Each Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. Each Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

4.1.h.G. To the best of its knowledge, the unpaid Taxes of each Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the “Tax Reserves”). To the best of its knowledge, all Taxes that each Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

4.1.

h.H. Each Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. Each Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

4.1.

h.I. To the best of its knowledge, each Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. To the best of its knowledge, each Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

4.1.

h.J. To the best of its knowledge, each Acquired Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex B;

4.1.

h.K. To the best of its knowledge, there are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

4.1.	h.L. To the best of its knowledge, the tax bases of the assets of each Acquired Fund are accurately reflected on the Acquired Fund’s Tax books and records;
4.1.

h.M. To the best of its knowledge, each Acquired Fund has not incurred (or been allocated) an “overall foreign loss” as defined in Section 904(f)(2) of the Code that has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

4.1.	h.N. Each Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;
4.1.	h.O. Each Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;
4.1.	h.P. Except for any limitation resulting from the transactions contemplated by this Agreement, each Acquired Fund’s Tax attributes are not limited under the Code

(including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations there under) or comparable provisions of state law; and
4.1.

h.Q. For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions thereto; and “Tax Returns” shall mean all reports, returns, declarations, or statements required to be supplied to a governmental or regulatory authority or agency, in connection with Taxes, and any schedules or attachments thereto;

4.1.

i. All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

4.1.

j. At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

4.1.

k. FFTW Funds has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of FFTW Funds, Inc. Board of Directors, and, subject to the approval of the shareholders of each Acquired Fund, assuming due authorization, execution and delivery by each Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

4.1.

l. To the best of its knowledge, the information to be furnished by each Acquired Fund to each corresponding Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of each Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.1.

m. To the best of its knowledge, the information included in the proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (the “Proxy Statement”) or the initial registration statement filed on Form N-14 forming part of the Acquiring Fund’s registration statement filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by FFTW Funds on behalf of each Acquired Fund to each corresponding Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Exchange Act, and the Investment Company Act and the rules and regulations of the Commission there under and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

4.1.

n. To the best of its knowledge, upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FFTW Funds or any Acquired Fund of the transactions contemplated by this Agreement;

4.1.

o. To the best of its knowledge, all of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in material conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

4.1.

p. To the best of its knowledge, the prospectus and statement of additional information of each of the Acquired Funds and any amendments or supplements thereto, furnished to the Acquiring Funds, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

4.1.

q. To the best of its knowledge, each of the Acquired Funds currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. To the best of its knowledge, each of the Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by FFTW Funds with respect to the Acquired Fund. To the best of its knowledge, all advertising and sales material used by each Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) and any applicable state regulatory authority. To the best of its knowledge, all registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. To the best of its knowledge, such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations there under and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

4.1.

r. Neither each Acquired Fund nor, to the knowledge of the Acquired Fund, any “affiliated person” of each Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) there under or of a broker- dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

4.1.

s. The tax representation certificate to be delivered by FFTW Funds on behalf of the Acquired Fund to the Acquiring Trust and Dechert LLP at the Closing pursuant to Paragraph 7.4 (the “Acquired Fund Tax Representation Certificate”) will not on the Closing Date, to the best knowledge of FFTW Funds, contain any untrue statement of a material fact or omit to state

		a	material fact necessary to make the statements therein not misleading.
4.2.

Except as set forth on a disclosure schedule previously provided by the Acquiring Trust to the FFTW Funds (which disclosure schedule shall be organized by the sections of this Section 4.2 and any disclosure shall only modify the portions of this Section 4.2 expressly identified in such schedule), the Acquiring Trust, on behalf of each Acquiring Fund, represents, warrants and covenants to the Acquired Funds, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

4.2.

a. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. To the best of its knowledge, the Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. To the best of their knowledge, each of the Acquiring Trust and the Acquiring Funds have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

4.2.

b. The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

4.2.

c. The Acquiring Fund’s registration statement on Form N-1A and any post-effective amendments registering shares of the Acquiring Fund that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission there under, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;
4.2.

d. The Registration Statement with respect to the Acquiring Funds, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Funds for inclusion therein, as covered by the Acquired Funds’ warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission there under.

Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Funds for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.2.

e. The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound;

4.2.

f. No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund’s business or its ability to consummate the transactions contemplated herein;

4.2.

g. The statement of assets and liabilities of the Acquiring Funds, have been audited by Grant Thornton LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Funds as of such date and all known liabilities, whether actual or contingent, of the Acquiring Funds as of the date thereof are disclosed therein;

4.2.	h.
4.2.

h.A. For each taxable year of its operation since its inception, the Acquiring Fund has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b) (3) of the Code without regard to the last sentence of Section 851(d) of the Code. To the best of its knowledge, each Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause each Acquiring Fund to fail to qualify as a regulated investment company under the Code;

4.2.

h.B. Each Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. Each Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Funds do not know of any basis upon which a jurisdiction could assert such a position;

4.2.	h.C. Each of the Acquiring Funds has timely paid, in the manner prescribed by law, all Taxes that were due and payable;
4.2.	h.D. Each of the Acquiring Funds has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;
4.2.

h.E. Each of the Acquiring Funds has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

4.2.

h.F. Each of the Acquiring Funds has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Funds are not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Funds are not a party to any Tax allocation, sharing, or indemnification agreement;

4.2.

h.G. The unpaid Taxes of each Acquiring Fund for tax periods through the Closing Date does not exceed the accruals and reserves for Taxes (excluding accruals and reserves and deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the “Tax Reserves”). All Taxes that each Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

4.2.

h.H. The Acquiring Trust has delivered to FFTW Funds or made available to FFTW Funds complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

4.2.

h.I. Each Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. Each Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

	4.2.	h.J. Each Acquiring Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex A;
	4.2.	h.K. There are (and as of immediately following the Closing there will be) no liens on the assets of each Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;
4.2.

h.L. Each Acquiring Fund has not incurred (or been allocated) an “overall foreign loss” as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

	4.2.	h.M. Each Acquiring Fund is not a party to a gain recognition agreement under Section 367 of the Code;
	4.2.	h.N. Each Acquiring Fund does not own any interest in any entity that is characterized as a partnership for income tax purposes;
4.2.

h.O. Each Acquiring Fund’s Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations there under) or comparable provisions of state law;

4.2.

i. The authorized capital of each of the Acquiring Funds consist of an unlimited number of shares of beneficial interest,] no par value per share. As of the Closing Date, each Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Funds Shares to be issued and delivered to the Acquired Funds for the account of the Acquired Funds Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. Each of the Acquiring Funds does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Funds shares, nor is there outstanding any security convertible into any Acquiring Funds shares;

4.2.

j. The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust’s Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Funds, this Agreement will constitute a valid and binding obligation of the Acquiring Funds, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

4.2.k. The information to be furnished in writing by the Acquiring Funds or the Acquiring Fund

Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

4.2.

l. No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Funds, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

4.2.

m. Neither each of the Acquiring Funds nor, to the knowledge of the Acquiring Funds, any “affiliated person” of the Acquiring Funds has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of each Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) there under or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

4.2.

n. Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Funds’ prospectus, its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in each of the Acquiring Funds’ financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (n) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Funds’ portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

4.2.

o. The tax representation certificate to be delivered by the Acquiring Trust on behalf of the Acquiring Fund to FFTW Funds and Dechert LLP at Closing pursuant to Section 6.3 (the “Acquiring Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.	COVENANTS OF THE FUNDS
5.1.

Each Acquired Fund will operate the Acquired Fund’s business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include trading in portfolio securities, and the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.
5.2.	FFTW Funds will call a special meeting of the Acquired Funds’ shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.
5.3.

Each of the Acquiring Funds will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, “Proxy Materials”) to be used in connection with such meeting (subject to the review and consent of the Board of Directors of FFTW Funds), and will promptly prepare and file with the Commission the Registration Statement. FFTW Funds will provide the Acquiring Funds with information reasonably requested for the preparation of the Registration Statement and any post-effective amendments registering shares of the Acquiring Fund in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4.

Each of the Acquired Funds covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Funds for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5.	Each of the Acquired Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably require concerning the beneficial ownership of the Acquired Fund Shares.
5.6.

Subject to the provisions of this Agreement, each of the Acquiring Funds and each of the Acquired Funds will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7.

Each Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time. Each Statement of Assets and Liabilities shall be prepared in accordance with GAAP consistently applied and certified by FFTW Funds’ Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 60 days after the Closing Date, FFTW Funds shall furnish to the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of FFTW Funds.

5.8.

No Acquiring Fund and no Acquired Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9.

From and after the date of this Agreement, each of the Acquiring Funds, each of the Acquired Funds, FFTW Funds and the Acquiring Trust shall use its best efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1) of the Code and shall not take any position inconsistent with such treatment.

5.10. From and after the date of this Agreement, each Acquiring Fund and each Acquired Fund shall use its best efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.11. Each Acquiring Fund and each Acquired Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of each of the Acquired Funds to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Funds in writing:

6.1. All representations and warranties by the Acquiring Trust on behalf of the each Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2. The Acquiring Trust shall have delivered to FFTW Funds on the Closing Date a certificate of the Acquiring Trust on behalf of the Acquiring Fund executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to FFTW

Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as FFTW Funds shall reasonably request;

6.3. The Acquiring Trust on behalf of the Acquiring Funds shall have delivered to FFTW Funds and Dechert LLP an Acquiring Fund Tax Representation Certificate, satisfactory to FFTW Funds and Dechert LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Funds;

6.4. With respect to the Acquiring Funds, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Funds and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

6.5. FFTW Funds shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Trust and related matters of Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to FFTW Funds.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

     The obligations of each of the Acquiring Funds to complete the transactions provided for herein shall be, at its election, subject to the performance by each Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1. All representations and warranties of FFTW Funds on behalf of the Acquired Funds contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2. Each Acquired Fund shall have delivered to the corresponding Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by FFTW Funds’ Treasurer or Assistant Treasurer;

7.3. FFTW Funds shall have delivered to the Acquiring Trust on the Closing Date a certificate of FFTW Funds on behalf of each Acquired Fund executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of FFTW Funds contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

7.4. FFTW Funds on behalf of each of the Acquired Funds shall have delivered to the Acquiring Trust and Dechert LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Trust and Dechert LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Funds;

7.5. The Acquiring Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by FFTW Funds and related matters of Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust; and

7.6. With respect to the Acquired Funds, the Board of Directors of FFTW Funds shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8. FURTHER CONDITIONS PRECEDENT

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to any Acquiring Fund and its corresponding Acquired Fund, neither party to this Agreement shall, be required to consummate any of the transactions contemplated by this Agreement:

8.1. This Agreement and the transactions contemplated herein with respect to any Acquiring Fund and its corresponding Acquired Fund shall have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of FFTW Funds’ Articles of Incorporation and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund’s shareholders shall have been delivered by the Acquired Funds to the Acquiring Funds. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2.

On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4.

The Acquiring Trust’s Registration Statement on behalf of each Acquiring Fund and any post- effective amendments registering shares of the Acquiring Trust shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement or post-effective amendments shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5.

The parties shall have received an opinion of Dechert LLP addressed to both of the parties, satisfactory to FFTW Funds and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes (a) the acquisition by each Acquiring Fund of the Acquired Assets of its corresponding Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the corresponding Acquired Fund and the assumption of the Known Liabilities, followed by the distribution by each Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to its Acquired Fund Shareholders in exchange for their Acquired Funds Shares and the termination of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code and each of the Acquired Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Known Liabilities; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Known Liabilities or upon the distribution of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in liquidation of the Acquired Fund; (d) no gain or loss will be recognized by Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Acquired Fund Shareholder will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefore were held by such Acquired Fund Shareholder (provided the Acquired Fund Shares were held as capital assets on the date of the exchange); and (f) the tax basis of each Acquired Asset acquired by the Acquiring Fund will be the same as the tax basis of that Asset to the Acquired Fund immediately prior to the Reorganization, and the holding period of each Acquired Asset in the hands of the Acquiring Fund will include the period during which such Asset was held by the Acquired Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 8.5; and
8.6.

Each Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carry forward, for its taxable year ending on the Closing Date.

9.	BROKERAGE FEES AND EXPENSES
	9.1.	Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2.

The parties have been informed by Fischer Francis Trees & Watts and the Acquiring Fund Adviser, and the parties have entered into this Agreement in reliance on such information, that the Acquiring Fund Adviser will pay all proxy statement and solicitation costs of the Funds associated with the Reorganization including, but not limited to, the expenses associated with the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the SEC or any other governmental authority in connection with the transactions contemplated by this Agreement and the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization. Except for the foregoing, AIFS and FFTW shall bear the expenses of any fees and or services provided by Kramer Levin Naftalis & Frankel LLP.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1.

The Acquiring Trust and the FFTW Funds each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2.

The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.	TERMINATION
11.1.

This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the FFTW Funds In addition, either party, on behalf of an individual Acquiring Fund or Acquired Fund, may at its option terminate this Agreement at or prior to the Closing Date:

		11.1.	a. because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;
		11.1.	b. because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

11.1.c. by resolution of the Acquiring Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders;

11.1.d. by resolution of the FFTW Funds’ Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Funds’ shareholders; or

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11.1.e. if the transactions contemplated by this Agreement shall not have occurred on or prior to May 9, 2008 or such other date as the parties may mutually agree upon in writing.

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11.2. In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Funds, the Acquiring Trust, or the Trustees or officers of the Acquiring Trust, the FFTW Funds, the Acquired Funds, or the Directors or officers of the FFTW Funds, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the FFTW Funds and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund’s shareholders called by the FFTW Funds pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o Fischer Francis Trees & Watts with copies to Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, NY 10036, attention: Jay G. Baris, and to the Acquiring Funds, c/o American Independence Financial Services, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10017, attention Theresa Donovan, with copies to Dechert LLP, 30 Rockefeller Plaza, New York, NY.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code

Title 6 ss. 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.
14.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.

It is expressly agreed that the obligations of the Acquiring Trust and the FFTW Funds shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Funds or the Acquired Funds, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Articles of Incorporation of the FFTW Funds, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the directors of the FFTW Funds and this Agreement has been executed by authorized officers of the Acquiring Trust and the FFTW Funds, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Funds and the Acquired Funds, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Articles of Incorporation of the FFTW Funds, respectively.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest: FFTW Funds, Inc.
on behalf of each of the Funds of FFTW Funds, Inc. as set forth on Schedule A,

By:
_______________________________
Name:
Title: Secretary

By:
_______________________________
Name:
Title: President

Attest: AMERICAN INDEPENDENCE FUNDS TRUST
on behalf each of the Funds of AMERICAN INDEPENDENCE FUNDS TRUST as set forth on Schedule B

By:
_______________________________
Name:
Title: Secretary

By:
_______________________________
Name
Title: President

Schedule A

FFTW FUNDS, INC.

Limited Duration Portfolio
International Portfolio
U.S. Inflation-Indexed Portfolio
Global Inflation-Indexed Hedged Portfolio

Schedule B

AMERICAN INDEPENDENCE FUNDS TRUST

International Bond Fund
Short-Term Bond Fund
Global Inflation-Indexed Hedged Fund
U.S. Inflation-Indexed Fund

AMERICAN INDEPENDENCE FUNDS TRUST

PART C. OTHER INFORMATION

Item 15. Exhibits:

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(a)	(1) Trust Instrument (1)
	(2)	Amendment to Trust Instrument (2)
(b)	By-Laws (1)
(d)	Investment Advisory Contracts.
	(1)	Investment Advisory agreement between Registrant and Arrivato Advisors, LLC (1)
	(2)	Form of Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC (3)
	(3)	Form of Sub-Advisory Agreement between American Independence Financial Services,LLC and Barrow, Hanley, Mewhinney & Strauss, Inc. (4)
	(4)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Commerce Asset Management (4)
	(5)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Miller & Jacobs Capital, LLC (5)
	(6)	Amended Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC dated February 2008 (6)
	(7)	Form of Sub-Advisory Agreement between American Independence Financial Services and Fischer Francis Trees & Watts (6)
(e)	Underwriting Contracts
	(1)	Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership (1)
	(2)	Amendment to the Distribution Agreement dated November 14, 2005 (3)
	(3)	Distribution Agreement between Registrant and Foreside Fund Services, LLC (6)
(f)	None
(g)	Custodian Agreement between Registrant and INTRUST Bank, N.A. (2)
(h)	Other Material Contracts.
	(1)	Form of Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc. (1)
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	(2)	Fund Accounting Agreement between Registrant and JPMorgan Worldwide Securities Services (6)
	(3)	Transfer Agent and Service Agreement between Registrant and Boston Financial Data Services, Inc. (5)
	(4)	Sub-Transfer Agency Agreement (1)
	(5)	Form of Agreement and Plan of Reorganization (4)
	(6)	Form of Agreement and Plan of Reorganization with Fischer Francis Trees & Watts (6)
(i)	Legal Opinion
	(1)	Opinion and Consent of Dechert LLP
	(2)	Form of Opinion as to Tax Matters
(j)	Consent of Independent Registered Public Accounting Firm
(k)	None

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(m)	(1)	Rule 12b-1 Plan (1)
	(2)	Amended Rule 12b-1 Plan (3)
	(3)	Amended Rule 12b-1 Plan (6)
(n)	(1)	Rule 18f-3 Plan (1)
	(2)	Revised Rule 18f-3 Plan dated Nov. 14, 2005 (3)
	(3)	Revised Rule 18f-3 Plan dated December 15, 2006 (5)
	(4)	Revised Rule 18f-3 Plan dated April 18, 2008 (6)

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(o)	N/A
(p)	Codes of Ethics
	(1)	Code of Ethics of Arrivato Funds Trust (1)
	(2)	Code of Ethics of Arrivato Advisors, LLC (2)
	(3)	Code of Ethics of BISYS (Distributor) (2)

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(4)	Code of Ethics of Barrow Hanley (3)
(5)	Code of Ethics of Commerce Asset Management (3)
(6)	Code of Ethics of Miller & Jacobs Capital, LLC (5)
(7)	Code of Ethics of Fischer Francis Trees & Watts (6)

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(q) Power of Attorney

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1.	Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005.
2.	Previously filed with Pre-Effective Amendment No. 3 filed on August 29, 2005.
3.	Previously Filed Incorporated by reference from exhibits filed with Registrants Registration Statement on Form N-14 filed with the Securities and Exchange Commission on February 15, 2006.
4.	Previously filed with Post-Effective Amendment No. 2 Filed on February 23, 2006.
5.	Previously filed with Post-Effective Amendment No. 5 Filed on January 16, 2007.
6.	Previously filed with Post-Effective Amendment No. 11 Filed on April 18 , 2008

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Item 25. Indemnification

No change from the information set forth in Item 25 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on February 29, 2008 (Accession No. 0001206774-08-000425.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC after the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 14th day of May, 2008.

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AMERICAN INDEPENDENCE FUNDS TRUST

By: /s/ Eric Rubin
Eric Rubin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has Been signed below by the following persons in the capacities and on the date indicated.

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Signature	Title	Date
/s/ Eric Rubin	President	May 14, 2008
Eric Rubin

/s/ Richard A. Wedemeyer*	Chairman of the Board	May 14 , 2008
Richard A. Wedemeyer	and Trustee

/s/ Jeffrey Haas*	Trustee	May 14 , 2008
Jeffrey Haas

/s/ Joseph Hankin*	Trustee	May 14 , 2008
Joseph Hankin

/s/ Terry L. Carter*	Trustee	May 14 , 2008
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	May 14 , 2008
Thomas F. Kice

/s/ George Mileusnic*	Trustee	May 14 , 2008
George Mileusnic

/s/ John J. Pileggi*	Trustee	May 14 , 2008
John J. Pileggi

/s/ Ronald Baldwin*	Trustee	May 14 , 2008
Ronald Baldwin

/s/ Peter L. Ochs*	Trustee	May 14 , 2008
Peter L. Ochs

*By: /s/ Eric Rubin
Eric Rubin, Attorney-in-Fact pursuant to
Power of Attorney Previously Filed

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Annex A

TAX REPRESENTATION CERTIFICATE OF

AMERICAN INDEPENDENCE FUNDS TRUST

     ON BEHALF OF THE AMERICAN INDEPENDENCE INTERNATIONAL BOND FUND, SHORT-TERM BOND FUND, GLOBAL INFLATION-INDEXED HEDGED FUND AND U.S.

INFLATION-INDEXED FUND

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization (the “Agreement”) made as of [ ], 2008 between American Independence Funds Trust, a Delaware business trust (“Acquiring Trust”), on behalf of the International Bond Fund, Short-Term Bond Fund, Global Inflation-Indexed Hedged Fund and U.S. Inflation-Indexed Fund (the “Acquiring Funds”), with its principal place of business at 335 Madison Avenue, Mezzanine, New York, NY 10017, and FFTW Funds, Inc., a Maryland corporation (“FFTW Funds”), on behalf of the Limited Duration Portfolio, the International Portfolio, the U.S. Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio (the “Acquired Funds”), with its principal place of business at 200 Park Avenue, 46th Floor, New York, NY 10166. Pursuant to the Agreement, each Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange solely for (i) the assumption by the Acquiring Fund of the Assumed Liabilities of the corresponding Acquired Fund and (ii) the issuance of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund’s Shares”) to the corresponding Acquired Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of the Acquiring Fund Shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund (the foregoing together constituting the “transaction”).

     The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations on behalf of each Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     (A) The Acquiring Fund is a series of Acquiring Trust, a business trust organized under the laws of the State of Delaware, and Acquiring Fund is, and has been at all times, treated as a corporation for federal tax purposes.

     (B) Neither the Acquiring Fund nor any person “related” to the Acquiring Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership of which the Acquiring Fund or any such related person is a partner, has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of the Acquired Fund in the transaction except in the ordinary course of Acquiring Fund’s business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the “1940 Act”), as a series of a registered open-end investment company to redeem its own shares.

     (C) After the transaction, the Acquiring Fund will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of the Acquired Fund or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) acquired from Acquired Fund in a business.

     (D) The Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of the Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

     (E) Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. The Acquiring Fund will not pay or assume the expenses, if any, incurred by any Acquired Fund Shareholders in connection with the transaction.

     (F) There is no, and never has been any, indebtedness between Acquiring Fund and the Acquired Fund.

     (G) The Acquiring Fund has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under the Code for each taxable year since inception and qualifies for such treatment as of the time of the Closing.

     (H) The Acquiring Fund meets the requirements of an “investment company” in Section 368(a)(2)(F) of the Code.

     (I) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (J) The Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

     (K) As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. The Acquiring Fund will not furnish any consideration in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Fund Shares.

     (L) Acquired Fund Shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c)(1) of the Code) of Acquiring Fund after the transaction.

     (M) The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Fund’s becoming a member of the American Independence family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     (N) No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. The Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

     (O) The Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in an Acquiring Fund.

     The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of each Acquiring Fund. The undersigned recognizes that Dechert LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Dechert LLP a written notice to that effect.

AMERICAN INDEPENDENCE FUNDS TRUST
on behalf of:
International Bond Fund
Short-Term Bond Fund
Global Inflation-Indexed Hedged Fund
U.S. Inflation-Indexed Fund

By: ________________

Name: ________________

Title: ________________

Dated: ___________________, 2008

Annex B

TAX REPRESENTATION CERTIFICATE OF
FFTW FUNDS, INC.

ON BEHALF OF THE LIMITED DURATION PORTFOLIO, INTERNATIONAL PORTFOLIO, U.S. INFLATION-INDEXED PORTFOLIO AND THE GLOBAL INFLATION-INDEXED

HEDGED PORTFOLIO

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization (the “Agreement”) made as of [ ], 2008 between FFTW Funds, Inc., a Maryland corporation, on behalf of its series Limited Duration Portfolio, International Portfolio, U.S. Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio (“Acquired Fund”), and American Independence Funds Trust, a Delaware business trust (“American Independence Funds Trust”), on behalf of its series the International Bond Fund, Short-Term Bond Fund, Global Inflation-Indexed Hedged Fund and U.S. Inflation-Indexed Fund (“Acquiring Fund”) (the “Agreement”). Pursuant to the Agreement, each Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange solely for (i) the assumption by the Acquiring Fund of the Assumed Liabilities of the corresponding Acquired Fund and (ii) the issuance of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) to the corresponding Acquired Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of the Acquiring Fund Shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund (the foregoing together constituting the “transaction”).

     The undersigned officer of FFTW Funds, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of each Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     (A) The Acquired Fund is a series of FFTW Funds, a corporation organized under the laws of the state of Maryland, and the Acquired Fund is, and has been at all times, treated as a separate corporation for federal tax purposes.

     (B) As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of the Acquired Fund (the “Acquired Fund Shares”) will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

     (C) Neither the Acquired Fund nor any person “related” to the Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership in which Acquired Fund or any such related person is a partner, has redeemed, acquired or otherwise made any distributions with respect to any shares of the Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund’s business as a series of an open-end investment company. To the best knowledge of management of the Acquired Fund, there is no plan or intention on the part of the shareholders of the Acquired Fund to engage in any transaction with the Acquired Fund, the Acquiring Fund, or any person treated as related to the Acquired Fund or the Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which the Acquired Fund, the Acquiring Fund, or any person treated as related to the Acquired Fund or the Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be, other than in the ordinary course of the Acquired Fund’s business as a series of an open-end investment company.

     (D) Pursuant to the transaction, the Acquired Fund will transfer to the Acquiring Fund, and the Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, of the Acquired Fund held immediately before the transaction. For the purposes of the foregoing, any amounts the Acquired Fund uses to pay its transaction expenses and to make redemptions and distributions immediately before the transaction (except (a) redemptions in the ordinary course of its business required by section 22(e) of the Investment Company Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under Section 4982 of the Code) will be included as assets it held immediately before the transaction.

     (E) As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to the Acquired Fund will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. The Acquired Fund will not receive any consideration from the Acquiring Fund in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Fund Shares.

     (F) The Assumed Liabilities assumed by the Acquiring Fund plus the Assumed Liabilities, if any, to which the transferred assets are subject were incurred by the Acquired Fund in the ordinary course of its business. The Acquired Fund is not aware of any liabilities of any kind other than the Assumed Liabilities.

     (G) As of the Closing Date, the adjusted basis and fair market value of the Acquired Assets will equal or exceed the Assumed Liabilities for purposes of Section 357(d) of the Code.

     (H) The Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation’s historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to the Acquiring Fund will be the Acquired Fund’s historic business assets within the meaning of Treasury Regulation Section 1.368-1(d)(3), which provides that a corporation’s historic business assets are the assets used in its historic business.

     (I) The Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

     (J) The expenses of the Acquired Fund incurred by it in connection with the transaction will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rule 73-54, 1973-1 C.B. 187. The Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

     (K) There is no, and never has been any, indebtedness between the Acquiring Fund and the Acquired Fund.

     (L) The Acquired Fund has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies for such treatment as of the time of the Closing.

     (M) The Acquired Fund meets the requirements of an “investment company” in Section 368(a)(2)(F) of the Code.

     (N) The Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (O) The Acquired Fund does not pay compensation to any shareholder-employee.

     (P) The Acquired Fund shareholders will not have dissenters’ or appraisal rights in the transaction.

     (Q) The transaction is being undertaken for valid and substantial business purposes, including facilitating the Acquired Fund’s becoming a member of the American Independence family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     (R) The Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquired Fund.

     The undersigned officer of FFTW Funds, Inc. is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of each Acquired Fund. The undersigned recognizes that Dechert, LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Dechert, LLP a written notice to that effect.

FFTW FUNDS, INC.
on behalf of:

Limited Duration Portfolio International Portfolio U.S. Inflation-Indexed Portfolio

Global Inflation-Indexed Hedged Portfolio

By:

Name:

Title:

FFTW FUNDS, INC

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2008

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [ ], 2008), which covers shares of the Limited Duration Portfolio, a series of the FFTW Funds, Inc. (the “FFTW Funds”) to be issued in exchange for shares of the Short-Term Bond Fund, a series of American Independence Funds (the “American Independence Funds”). Please retain this Statement of Additional Information for further reference.

The Prospectus is available to you free of charge (please call 1-__________).

INTRODUCTION

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     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated April __, 2008 (the “Proxy Statement and Prospectus”) relating to the proposed reorganization of the FFTW Funds, Inc., into American Independence Funds Trust, and in connection with the solicitation by the management of FFTW Funds, Inc. of proxies to be voted at the Meeting of Shareholders of the FFTW Funds, Inc. to be held on May 16, 2008.

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EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1.

FFTW Funds, Inc. statement of additional information for Advisor Class shares, dated April 30, 2008, (the “SAI”) (File No. 33-27896), as filed with the Securities and Exchange Commission April 30, 2008, (Accession No. 0001206774-08-000923), is incorporated herein by reference.

2.

American Independence Fund’s statement of additional information, dated March 1, 2008 (File No. 333-124214), as filed with the Securities and Exchange Commission on February 29, 2008 (Accession No. 0001206774-08-000425), is incorporated herein by reference.

3.

FFTW Funds, Inc.’s Annual Report for the fiscal year ended December 31, 2007 (File No. 811- 05796), as filed with the Securities and Exchange Commission on March 10, 2008 (Accession No. 0001206774-08-000482), is incorporated by reference.

4.

FFTW Funds, Inc.’s Semi-Annual Report for the period ended June 30, 2007 (File No. 811- 05796), as filed with the Securities and Exchange Commission on September 7, 2007 (Accession No. 0001206774-07-002134), is incorporated herein by reference.

ADDITIONAL INFORMATION ABOUT
THE FFTW FUNDS

Fund History

     For additional information about the FFTW Funds, Inc. generally and its history, see “Fund History” in the SAI.

Description of the Fund and Its Investment Risks

     For additional information about FFTW Fund’s investment objective, policies, risks and restrictions, see “Investment Policies, Risks and Restrictions” in the SAI.

Management of the Fund

     For additional information about American Independence Funds Trust’s Board of Directors and officers, see “Trustees and Officers” in the SAI. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For additional information, see “Annual Fee, Expense and Other Information - Share ownership.”

Investment Advisory and Other Services

     For additional information, see “Investment Adviser,” “Shareholder Servicing/Transfer Agent,” “Custodian” and “Independent Auditors” in American Independence Funds Trust’s SAI.

Portfolio Managers

For addition information, see “Portfolio Management” in the FFTW Fund’s SAI.

Brokerage Allocation and Other Practices

     For additional information about the FFTW Fund’s brokerage allocation practices, see “Portfolio Transactions” in the SAI.

Capital Stock and Other Securities

     For additional information about the voting rights and other characteristics of shares of beneficial interest of the FFTW Funds, see “Description of Shares” in the SAI.

Purchase, Redemption and Pricing of Shares

     For additional information about purchase, redemption and pricing of shares of the FFTW Funds see “Sales Charges,” “Redeeming Shares,” “Telephone and Online Transactions” and “Pricing of Shares” in the SAI.

Taxation of the Fund

     For additional information about tax matters related to an investment in the FFTW Funds, see “Tax Status” in the SAI.

Underwriters

     For additional information about the FFTW Fund’s principal underwriter and distribution plans, see “Principal Underwriter and Distribution Plans” and “Sales Charges” in the SAI.

Calculation of Performance Data

     For additional information about the investment performance of FFTW Fund’s, see “Investment Results” in the SAI.

Financial Statements

For additional information, see “Financial Statements” in the FFTW Fund’s SAI.

EXHIBITS

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(i)	1. Opinion and Consent of Dechert LLP 2. Form of Opinion as to tax matters.
(j)	Consent of Independent Registered Public Accounting Firm
(q)	Power of Attorney
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(17)b Form of Proxy Card

Exhibit (i) 1.

Dechert LLP

30 Rockefeller Plaza
New York, NY 10112-2200
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

May 2, 2008

Ladies and Gentlemen:

This opinion is given in connection with the filing by American Independence Funds Trust (the "Trust"), a Delaware statutory trust, of the Trust's Registration Statement on Form N-14 ("Registration Statement") under the Securities Act of 1933 (the "Securities Act") relating to the issuance of shares of beneficial interest of the Short-Term Bond Fund (the "Short-Term Bond Fund"), a separate series of the Trust, in connection with the Short-Term Bond Fund's acquisition of all of the assets and the assumption of all stated liabilities of the Limited Duration Portfolio, a series of FFTW Funds, Inc., a Maryland corporation, in exchange for shares of the Short-Term Bond Fund ("Reorganization"). The authorized shares of beneficial interest of the Short-Term Bond Fund are hereinafter referred to as the "Shares."

We have examined the following Trust documents: (a) the Trust Instrument, as amended; (b) the Trust's By-Laws; (c) the Registration Statement on Form N-14, including the Form of Agreement and Plan of Reorganization included therein; (d) pertinent provisions of the laws of the State of Delaware; and (e) such other Trust records, certificates, documents and statutes that we have deemed relevant in order to render the opinions expressed herein.

Based on such examination, we are of the opinion that:

2. The Shares to be offered for sale by the Trust, when issued in the manner contemplated by the Registration Statement, will be legally issued, fully paid and non-assessable.

This letter expresses our opinion as to the Delaware statutory trust law governing matters such as the due organization of the Trust and the authorization and issuance of the Shares, but does not extend to the securities or "Blue Sky" laws of the State of Delaware or to federal securities or other laws.

The opinions expressed herein are solely for your benefit and may not be relied on in any manner or for any purpose by any other person. We express no opinion as to any other matter other than

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May 2, 2008
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as expressly set forth above and no other opinion is intended or may be inferred herefrom. The opinions expressed herein are given as of the date hereof and we undertake no obligation and hereby disclaim any obligation to advise you of any change after the date of this opinion pertaining to any matter referred to herein.

We consent to the use of this opinion as an exhibit to the Registration. In giving such consent, however, we do not admit that we are within the category of persons whose consent is required by Section 7 of the Securities Act and the rules and regulations thereunder.

Very truly yours,

/s/ Dechert LLP

Dechert LLP

14336353.3.BUSINESS

Exhibit (i) 2.

Dechert
LLP

30 Rockefeller Plaza
New York, NY 10112-2200
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

FORM OF OPINION

[ ], 2008

Board of Directors
FFTW Funds, Inc.
FFTW Limited Duration Portfolio
200 Park Avenue
New York, New York 10166

Board of Trustees
American Independence Funds Trust
American Independence Short-Term Bond Fund
335 Madison Avenue
New York, New York 10017

Dear Ladies and Gentlemen:

You have requested our opinion regarding certain federal income tax consequences to FFTW Limited Duration Portfolio (the "Acquired Fund"), a separate series of FFTW Funds, Inc., a Maryland corporation (the "Company"), to the holders of the shares of common stock (the "Acquired Fund Shares") of Acquired Fund (the "Acquired Fund Shareholders"), and to the American Independence Short-Term Bond Fund (the "Acquiring Fund"), a separate series of American Independence Funds Trust, a Delaware business trust (the "Trust"), in connection with the proposed transfer of substantially all of the properties of Acquired Fund to Acquiring Fund in exchange solely for voting shares of beneficial interest of Acquiring Fund ("Acquiring Fund Shares") and the assumption of all stated liabilities of Acquired Fund by Acquiring Fund, followed by the distribution of such Acquiring Fund Shares

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Dechert LLP

received by Acquired Fund in complete liquidation and termination of Acquired Fund (the "Reorganization"), all pursuant to the Agreement and Plan of Reorganization (the "Plan"), dated as of [ ], 2008 and executed by the Company on behalf of Acquired Fund and by the Trust on behalf of Acquiring Fund.

For purposes of this opinion, we have examined and relied upon (1) the Plan, (2) the Form N-14 filed by Acquiring Fund on [March 18], 2008 with the Securities and Exchange Commission, (3) the related Proxy Statement dated [ ], 2008, (4) the facts and representations contained in the letter dated on or about the date hereof addressed to us from the Trust on behalf of the Acquiring Fund, (5) the facts and representations contained in the letter dated on or about the date hereof addressed to us from the Company on behalf of the Acquired Fund, and (6) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions, and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Form N-14 referred to above.

Based upon the foregoing, it is our opinion that:

1. The acquisition by Acquiring Fund of substantially all of the properties of Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of Acquired Fund by Acquiring Fund followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares in complete liquidation and termination of Acquired Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

2. Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of

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LLP

Acquired Fund, except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

4. Acquiring Fund will recognize no gain or loss upon receiving the properties of Acquired Fund in exchange solely for Acquiring Fund Shares.

5. The adjusted basis to Acquiring Fund of the properties of Acquired Fund received by Acquiring Fund in the reorganization will be the same as the adjusted basis of those properties in the hands of Acquired Fund immediately before the exchange.

6. Acquiring Fund's holding periods with respect to the properties of Acquired Fund that Acquiring Fund acquires in the transaction will include the respective periods for which those properties were held by Acquired Fund (except where investment activities of Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

7. The Acquired Fund Shareholders will recognize no gain or loss upon receiving Acquiring Fund Shares solely in exchange for Acquired Fund Shares.

8. The basis of the Acquiring Fund Shares received by an Acquired Fund Shareholder in the transaction will be the same as the basis of Acquired Fund Shares surrendered by the Acquired Fund Shareholder in exchange therefor.

9. An Acquired Fund Shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund Shareholder in the transaction will include the holding period during which the Acquired

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Fund Shareholder held Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shareholder held such shares as a capital asset on the date of Reorganization.

We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

Very truly yours,

Dechert LLP

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Exhibit (j)

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the incorporation by reference in this Prospectus/Proxy Statement on Form N-14 of our reports dated February 29, 2008 and December 28, 2007 relating to the financial statements and financial highlights which appear in the December 31, 2007 Annual Report to Shareholders of FFTW Limited Duration Portfolio, a series of the FFTW Funds, Inc., and in the October 31, 2007 Annual Report to Shareholders of American Independence Short-Term Bond Fund, a series of the American Independence Funds Trust, respectively, which are also incorporated by reference into the Prospectus/Proxy Statement. We also consent to the reference to us under the heading "Experts" in such Prospectus/Proxy Statement.

Grant Thornton LLP

Chicago, Illinois
May 8, 2008

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Exhibit q

POWER OF ATTORNEY

     The undersigned Ron Baldwin, Terry L. Carter, Jeffrey Haas, Joseph Hankin, Thomas F. Kice, Peter L. Ochs, George Mileusnic, John J. Pileggi and Richard Wedemeyer, Trustees of the American Independence Funds Trust (the "Trust" or the “Funds”), an open-end management investment company organized in Delaware, do hereby constitute and appoint Eric Rubin, Jon Rand and Joseph Kelly and each of them individually, my true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with:

     (i) the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder, in connection with the registration of the Funds under the Investment Company Act of 1940, as amended; and

     (iii) state securities laws and any rules, regulations, orders or other requirements of state securities commissions, in connection with the registration under state securities laws of the Funds and with the registration under state securities laws of shares of beneficial interest of the Funds to be offered by the Funds;

including specifically, but without limitation of the foregoing, power and authority to sign the name of the Trust in its behalf and to affix its seal, and to sign the name of such Trustee in his behalf as such Trustee to any amendment or supplement (including post-effective amendments) to the registration statement or statements filed with the Securities and Exchange Commission under such Investment Company Act of 1940, as amended, and to execute any instruments or documents filed or to be filed as part of or in connection with such registration statement or statements, and to execute any instruments or documents filed or to be filed as a part of or in connection with compliance with state securities laws, including, but not limited to, all state filings for any purpose, state filings in connection with corporate or trust organization or amending corporate or trust documentation, filings for purposes of state tax laws and filings in connection with blue sky regulations; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

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IN WITNESS WHEREOF, the undersigned places his hand as of this 15th day of December, 2007.

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/s/ Ron Baldwin	/s/ Peter L. Ochs
Ron Baldwin	Peter L. Ochs

/s/ Terry L. Carter	/s/ John J. Pileggi
Terry L. Carter	John J. Pileggi

/s/ Jeffrey Haas	/s/ Richard A. Wedemeyer
Jeffrey Haas	Richard A. Wedemeyer

/s/ Joseph Hankin
Joseph Hankin

/s/ Thomas F. Kice
Thomas F. Kice

/s/ George Mileusnic
George Mileusnic

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Exhibit 17(b)

Form of Proxy Card

FFTW FUNDS, INC.

LIMITED DURATION PORTFOLIO

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SPECIAL MEETING OF SHAREHOLDERS – May 16, 2008

This proxy is solicited on behalf of the Board of Directors of the FFTW Funds, Inc., on behalf of its series, the Limited Duration Portfolio (the "the Fund"). The undersigned hereby appoints William Vastardis and Robin Meister, each of them (with full powers of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the above-referenced Fund at the Special Meeting of Shareholders to be held at Fischer Francis Trees & Watts, 200 Park Avenue, New York, NY 10166, at 10:00 a.m.., Eastern time, on May 16, 2008, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

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The shares represented by this proxy will be voted as instructed on the reverse side. Unless instructions to the contrary are given on the reverse or if this proxy is executed but no instruction is given, this proxy shall be deemed to grant authority to vote "FOR" the proposal, with discretionary power to vote upon such other business as may properly come before the Meeting or any adjournment. The proxies intend to vote with management on any such other business properly brought before the Meeting. The undersigned hereby acknowledges receipt of the accompanying Notice of the Special Meeting and combined Proxy Statement and Prospectus.

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Date May 16, 2008

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YOUR VOTE IS VERY IMPORTANT. PLEASE
COMPLETE, SIGN, DATE AND RETURN THE
ENCLOSED PROXY CARD PROMPTLY.

____________________________________
Signature(s) of Shareholder(s)
(Sign in the Box)

NOTE: Please sign exactly as you name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If a corporation or partnership, please sign in full corporate or partnership name by an authorized officer.

NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED

YOUR VOTE IS IMPORTANT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL BELOW IF NO SPECIFICATION IS MADE

BELOW.

Your Board of Directors recommends that you vote "FOR" Proposal 1.

(1) To approve an Agreement and Plan of Reorganization.

FOR [ ]   AGAINST [ ]   ABSTAIN [ ]

(2) To transact such other business as may properly come before the meeting.

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We need your vote before May 16, 2008.

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PLEASE SIGN AND DATE THE REVERSE SIDE.

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Annex A

Short-Term Bond Fund Commentary
Robert Campbell, CFA

The Fund’s main objective is to provide as high a level of income as is consistent with our philosophy of maintaining liquidity and relative safety of principal, by investing in investment grade short-term securities.

Our approach does not primarily rely on a forecast of the future direction of interest rates, but we keep an eye on the direction of interest rates when we make daily investment decisions. Our strategy is to utilize fundamental security analysis to find the most attractively priced securities available within our quality orientation. We invest within a cross section of the domestic taxable fixed income markets and we manage the portfolio to provide daily liquidity and an attractive level of income.

Over the last year, interest rates have moved around some, but, during most of the period, the yield curve was inverted (short maturity bond yields exceeded the levels on longer maturity bonds). On September 18, 2007 and again on October 31, 2007 the Federal Reserve (the “Fed”) lowered interest rates bringing its controlled short term rate down to 4.50% (0.75% below the previous high levels). Prior to this easing, the Fed had maintained a status quo environment concerning interest rates for 12 months dating back to August 2006. Mixed signals from the Chairman of the Federal Reserve and the economic indicators confounded investors and led to the yield curve’s inversion.

As of October 31, 2007, the American Independence Short-Term Fund was invested in the following sectors: U.S. Treasury obligations 26%, Agency securities 49%, asset-backed securities 6%, mortgage securities 4%, taxable municipal obligations 5%, corporate bonds 6%, and money market and other investments 4%. The Fund’s average maturity was 1.7 years while it continued to remain quality oriented with an AA+ average credit quality.

For the past 12 months the Fund produced a total return of 5.48 % on its I Class shares and 5.08% on its A shares. In comparison, the Lehman Brothers 1-3 Year Aggregate Bond Index (the portfolio’s “benchmark”) had a total return of 5.71%. The Lipper Short Investment Grade Bond Index had a total return of 4.04% during the same period.

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